As filed with the Securities and Exchange Commission on April 19, 2002

                                                      Registration No. 333-39246
                                                                       811-09977

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                       Pre-Effective Amendment No. __                  [ ]

                       Post Effective Amendment No. 2                  [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 14                         [X]


                            ------------------------

                FIRST AMERITAS VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                 FIRST AMERITAS LIFE INSURANCE CORP. of NEW YORK
                                   (Depositor)
                           400 Rella Blvd., Suite 304
                          Suffern, New York 10901-4253
                                 1-800-215-1096

                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                 First Ameritas Life Insurance Corp. of New York
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                 (402) 467-7465

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

              [ ] immediately upon filing pursuant to paragraph b
              [ ] on ____________  pursuant to paragraph a of Rule 485
              [X] on May 1, 2002 pursuant to paragraph b of Rule 485
              If appropriate, check the following box:
              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       Title of Securities Being Registered: Securities of Unit Investment Trust
                                             -----------------------------------

                            OVERTURE ANNUITY III-PLUS
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
Form N-4              Item                                    Heading in Prospectus

Item 1.               Cover Page                              Cover Page
Item 2.               Definitions                             DEFINED TERMS
Item 3.               Synopsis or Highlights                  POLICY OVERVIEW; FEE TABLES; Advertising
Item 4.               Condensed Financial Information         Financial Information
Item 5.               General Description of Registrant,
                      Depositor and Portfolio Companies
                      a) Depositor                            MISCELLANEOUS - About Our Company
                      b) Registrant                           INVESTMENT OPTIONS - Separate Account Variable Investment Options
                      c) Portfolio Company                    INVESTMENT OPTIONS - Separate Account Variable Investment Options
                      d) Prospectus                           Cover Page; INVESTMENT OPTIONS
                      e) Voting                               MISCELLANEOUS - Voting Rights
                      f) Administrator                        N/A
Item 6.               Deductions and Expenses
                      a) Deductions                           FEE TABLES; FEES
                      b) Sales Load                           FEE TABLES; FEES - Withdrawal Charge
                      c) Special purchase plans               FEES - Waiver of Certain Fees
                      d) Commissions                          FEES - Distribution Expenses
                      e) Portfolio company deductions
                         and expenses                         FEE TABLES
                      f) Registrant's expenses N/A
Item 7.               General Description of Variable
                      Annuity Contracts
                      a) Rights                               IMPORTANT POLICY PROVISIONS; MISCELLANEOUS - Voting Rights
                      b) Allocations, Transfers               INVESTMENT OPTIONS - Transfers
                      c) Changes in contracts or
                      operations                              INVESTMENT OPTIONS - Separate Account Variable Investment Options -
                                                              Adding, Deleting, or Substituting Variable Investment Options
                      d) Contract owner inquiries             Cover Page; Table of Contents Page; Last Page
Item 8.               Annuity Period
                      a) Level of benefits                    POLICY DISTRIBUTIONS - Annuity Income Phase
                      b) Annuity commencement date            POLICY DISTRIBUTIONS - Annuity Income Phase
                      c) Annuity payments                     POLICY DISTRIBUTIONS - Annuity Income Phase
                      d) Assumed investment return            N/A
                      e) Minimums                             POLICY DISTRIBUTIONS - Annuity Income Phase
                      f) Rights to change options or
                      transfer investment base                POLICY DISTRIBUTIONS - Annuity Income Phase
Item 9.               Death Benefit
                      a) Death benefit calculation            POLICY DISTRIBUTIONS - Death Benefits
                      b) Forms of benefits                    POLICY DISTRIBUTIONS - Annuity Income Phase
Item 10.              Purchases and Contract Values
                      a) Procedures for purchases             Cover Page; IMPORTANT POLICY PROVISIONS -
                                                              Policy Application and Issuance; IMPORTANT
                                                              POLICY PROVISIONS - Your Policy Value
                      b) Accumulation unit value              IMPORTANT POLICY PROVISIONS - Your Policy Value
                      c) Calculation of accumulation unit
                      value                                   IMPORTANT POLICY PROVISIONS - Your Policy Value
                      d) Principal underwriter                MISCELLANEOUS - Distributor of the Policies

Item 11.              Redemptions
                      a) Redemption procedures                POLICY DISTRIBUTIONS - Withdrawals
                      b) Texas Optional Retirement
                      Program                                 N/A
                      c) Delay                                IMPORTANT POLICY PROVISIONS - Delay of Payments
                      d) Lapse                                N/A
                      e) Revocation of rights                 IMPORTANT POLICY PROVISIONS - Policy Application and Issuance
Item 12.              Taxes
                      a) Tax consequences                     FEDERAL TAX MATTERS
                      b) Qualified plans                      FEDERAL TAX MATTERS
                      c) Impact of taxes                      FEDERAL TAX MATTERS
Item 13.              Legal Proceedings                       MISCELLANEOUS - Legal Proceedings
Item 14.              Table of Contents for Statement of
                      Additional Information                  Statement of Additional Information Table of Contents

PART B
Form N-4              Item....................................Heading in Statement of Additional Information

Item 15.              Cover Page..............................Cover Page
Item 16.              Table of Contents.......................Table of Contents
Item 17.              General Information and History
                      a) Name change/Suspended Sales..........N/A
                      b) Attribution of Assets................N/A
                      c) Control of Depositor.................General Information and History
Item 18.              Services
                      a) Fees, expenses and costs.............N/A
                      b) Management-related services..........N/A
                      c) Custodian and independent public
                      accountant..............................Services
                      d) Other custodianship..................N/A
                      e) Administrative servicing agent.......N/A
                      f) Depositor as principal
                      underwriter.............................N/A
Item 19.              Purchase of Securities Being Offered
                      a) Manner of Offering...................N/A
                      b) Sales load...........................N/A
Item 20.              Underwriters
                      a) Depositor or affiliate as principal
                      underwriter.............................Underwriters
                      b)continuous offering...................Underwriters
                      c) Underwriting commissions.............Underwriters
                      d) Payments of underwriter..............N/A
Item 21.              Calculation of Performance Data.........Calculation of Performance
Item 22.              Annuity Payments........................N/A
Item 23.              Financial Statements
                      a) Registrant...........................Financial Statements
                      b) Depositor............................Financial Statements


PROSPECTUS: May 1, 2002

OVERTURE ANNUITY III-Plus(sm)
Flexible Premium
Deferred Variable Annuity Policy
                                First Ameritas Variable Annuity Separate Account

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

------------------------ ------------------------------------------- ------------------------------------------------
                              Series Fund issuing the Subaccount
   Referred to as:                  underlying portfolios:                    Portfolio Advisor - Subadvisors
------------------------ ------------------------------------------- ------------------------------------------------
ALGER                    The Alger American Fund                     Fred Alger Management, Inc.
------------------------ ------------------------------------------- ------------------------------------------------
AMERICAN CENTURY         American Century Variable Portfolios, Inc.  American Century Investment Management, Inc.
------------------------ ------------------------------------------- ------------------------------------------------
AMERITAS PORTFOLIOS      Calvert Variable Series, Inc. Ameritas      Ameritas Investment Corp.
                         Portfolios                                  -Fred Alger Management, Inc. (Fred Alger)
                                                                     -David L. Babson & Company Inc. (Babson)
                                                                     -Calvert Asset Management Company,
                                                                     Inc.(Calvert)
                                                                     -John McStay Investment Counsel (McStay)
                                                                     -Massachusetts Financial Services Company (MFS
                                                                     Co.)
                                                                     -Harris Associates, Inc. (Harris/Oakmark)
                                                                     -State Street Global Advisors (State Street)
------------------------ ------------------------------------------- ------------------------------------------------
CALVERT Portfolios       Calvert Variable Series, Inc. Calvert       Calvert Asset Management Company, Inc.
                         Portfolios
------------------------ ------------------------------------------- ------------------------------------------------
FIDELITY                 Variable Insurance Products: Service        Fidelity Management & Research Company
                         Class 2
------------------------ ------------------------------------------- ------------------------------------------------
INVESCO FUNDS            INVESCO Variable Investment Funds, Inc.     INVESCO Funds Group, Inc.
------------------------ ------------------------------------------- ------------------------------------------------
MFS                      MFS Variable Insurance Trust                Massachusetts Financial Services Company
------------------------ ------------------------------------------- ------------------------------------------------
MORGAN STANLEY           The Universal Institutional Funds, Inc.     Morgan Stanley Investment  Management, Inc.
                                                                     dba "Van Kampen"
------------------------ ------------------------------------------- ------------------------------------------------
SALOMON BROTHERS         Salomon Brothers Variable Series Funds      Salomon Brothers Asset Management Inc.
                         Inc.
------------------------ ------------------------------------------- ------------------------------------------------
SUMMIT PINNACLE SERIES   Summit Mutual Funds, Inc. Summit Pinnacle   Summit Investment Partners, Inc.
                         Series
------------------------ ------------------------------------------- ------------------------------------------------
THIRD AVENUE             Third Avenue Variable Series Trust          EQSF Advisers, Inc.


or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov/edaux/prospect.htm, and type in "First Ameritas"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

     Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the protfolios underlying the Subaccount variable investment options are available without charge from your sales representtive or from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

          First Ameritas Life Insurance Corp. of New York (we, us, our)
                Direct application & related questions to us at:
            400 Rella Blvd, #304, Suffern, NY 10901. 1-877-380-1586
                            Direct all else to us at:
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                                 1-800-745-1112.
                            www.newyork.ameritas.com

TABLE OF CONTENTS                                         Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     FEE TABLES..................................................6
     FINANCIAL INFORMATION......................................10
     IMPORTANT POLICY PROVISIONS................................10
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
         Optional Features
     INVESTMENT OPTIONS.........................................15
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Systematic Transfer programs:  Model Asset Allocation,
              Dollar Cost Averaging, Portfolio Rebalancing,
              Earning Sweep
     FEES.......................................................19
         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees
           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
         Optional Features' Fees
     POLICY DISTRIBUTIONS.......................................21
         Withdrawals
         Loans
         Death Benefits
         Annuity Income Phase
     TAX MATTERS................................................26
         Taxation of Nonqualified Policies
         Taxation of Qualified Policies
         Possible Tax Law Changes
     MISCELLANEOUS..............................................29
         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B: Accumulation Unit Values.......................B:1
     APPENDIX C: Tax-Qualified Plan Disclosures.................C:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page



Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                               First Ameritas Life
                           Insurance Corp. of New York
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                            www.newyork.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Initial Application and questions regarding it should be directed to us at:
                              400 Rella Blvd, # 304
                                Suffern, NY 10901
                            Telephone: 1-877-380-1586
                               Fax: 1-845-357-3612

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need

                            Make checks payable to:
               "First Ameritas Life Insurance Corp. of New York"

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Beneficiary(ies)

   Owner's Beneficiary(ies) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date. If none is named, those benefits are paid to the Owner's estate.

   Annuitant's Beneficiary(ies) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.

   If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, First Ameritas, FALIC - First Ameritas Life Insurance Corp. of New York.

Written Notice or Request -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at FALIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

                  This prospectus may only be used to offer the
                  Policy where the Policy may lawfully be sold.
                    The Policy is only available in New York
                                     State.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

                              No one is authorized
         to give information or make any representation about the Policy that is not in this prospectus.
             If anyone does so, you should not rely upon it as being
                             accurate or adequate.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Overture Annuity III-Plus Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. It is available from us in New York only. Associated charges are discussed in this prospectus' FEE TABLES and FEES sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to fixed annuities. The Policy is like a fixed annuity in most ways except for its variable investment features. The Policy is different from fixed-interest annuities in that, to the extent you select Separate Account variable investment options, your Policy value will reflect the investment experience of the selected variable investment options, so you have both the investment risk (including possible loss of principal) and opportunity, not us.

         A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Compared to mutual funds. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy differs from publicly traded mutual fund investments. Unlike publicly traded mutual funds, the Policy has these features:

o    Accumulates capital on a tax-deferred basis.
o A guaranteed minimum return on your investment if you choose a Fixed Account option.
o Can provide annuity payments for the rest of your life or for some other period.
o    Provides a death benefit that could be higher than the value of the Policy.
o Generally defers federal income tax liability on any earnings until you receive a distribution from the Policy.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Automatically reinvests dividends and capital gains distributed by the variable investment options' underlying portfolios and reflects them the portfolio's value.
o Deducts from Policy value charges for insurance benefits not available with direct mutual fund investments.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your premiums.
o    Withdrawals can result in a withdrawal charge.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuity, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

         POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $2,000.
o Minimum additional premium: $500, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See FEE TABLES on next pages.)

Deductions from entire Policy value:
o Generally, premium taxes, if any. (Some states levy this tax when premium is paid.)
o    Policy fee, if any.
o    Withdrawal charge, if any.
o    Charges for selected optional features.

Deductions from Separate Account assets only:
o    Mortality and expense risk charge.
o    Administrative expense charge.
o Underlying portfolio investment advisory fees and operating expenses.

Withdrawals.
o Withdrawal charges may apply to withdrawals under the base Policy in excess of the "free" withdrawal limits. After a premium is made, withdrawal charges apply for 7 years.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

                      -----------------
                          Premiums
---------------------------------------------------------
    First Ameritas Life Insurance Corp. of New York
---------------------------------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account           First Ameritas Variable Annuity
                             Separate Account
Policy Value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
--------------    ------------ ------------- ------------
             Fees (Deductions from Assets)
---------------------------------------------------------
   Withdrawals             Death             Annuity
                          Benefit         Income Options
-------------------    ---------------    ---------------

Death Benefit.
o A standard death benefit is paid upon the death of the Annuitant. For an additional charge, an optional feature guaranteed minimum death benefit is available.

Optional Features.
o Optional features available are listed in this prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you and the Annuitant are then not older than age 70.

         POLICY PHASES

         The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

         Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

         Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday (but in no case later than the Annuitant's 90th birthday). During the annuity income phase, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

FEE TABLES                (' = Base Policy Fee;  Y = Optional Feature Fee)


         The following charts show the fees that may affect your Policy value. The fees shown do not reflect any premium tax that may apply.

------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                         Guaranteed
 ' = Base Policy Fees.                                                                    Current          Maximum
 Y = Optional Feature Fee.                                                                 Fee               Fee
----------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
-------------------------------------- ---------------------------------------------- ---------------- ---------------
'   WITHDRAWAL CHARGE
(as a % of each premium withdrawn)            Years since receipt of premium
                                       ----- ----- ----- ----- ---- ----- ----- -----
                                        1     2     3     4     5    6     7     8+
                                       ----- ----- ----- ----- ---- ----- ----- -----
'   7-Year Withdrawal Charge            6%    6%    6%    5%    4%   3%    2%    0%          -               -
-------------------------------------- ----- ----- ----- ----- ---- ----- ----- ----- ---------------- ---------------
'   TRANSFER FEE (per transfer)  ' first 15 transfers per year                              $0              $0
                                 ' over 15 transfers in one Policy Year, we may charge...  $10             $10
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE (waived if Policy value is at least $50,000.)
------------------------------------------------------------------------------------- ---------------- ---------------
'   ANNUAL POLICY FEE (* but no more than $30 from the Fixed Account)                      $36*            $40*

----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account to equal the annual % shown )
------------------------------------------------------------------------------------- ---------------- ---------------
'   MORTALITY & EXPENSE RISK CHARGE                                                        1.25%           1.25%
'   ADMINISTRATIVE EXPENSE FEE                                                             0.15%           0.15%
------------------------------------------------------------------------------------- ---------------- ---------------
                                    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                 1.40%           1.40%
----------------------------------------------------------------------------------------------------------------------
OPTIONAL FEATURE FEE (deducted monthly from assets allocated to the Separate
Account to equal the annual % shown )
------------------------------------------------------------------------------------- ---------------- ---------------
Y        One Year "PERIODIC STEP-UP" GUARANTEED MINIMUM DEATH BENEFIT                      0.25%           0.55%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUBACCOUNT UNDERLYING PORTFOLIO ANNUAL EXPENSES
--------------------------------------------------------------------------------
         The following chart shows the expenses charged in the year 2001 by each Subaccount's underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.

---------------------------------------------------------------------------------------------------------------------
                                                                             Total                  Total Expenses
    Subaccount's underlying                Management   12b-1      Other     Fund     Waivers and  after waivers and
    Portfolio Name                            Fees       Fees      Fees      Fees     Reductions   reductions, if any.
----------------------------------------------------------------------------------------------------------------------
ALGER
o     Alger American Balanced                0.75%        -       0.10%       0.85%         -            0.85%
o     Alger American Leveraged AllCap        0.85%        -       0.07%       0.92%         -            0.92%
AMERICAN CENTURY
o     VP Income & Growth                     0.70%        -         -         0.70%         -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (1)
o     Ameritas Growth (Fred Alger)           0.80%        -       0.10%       0.90%       0.01%          0.89%
o     Ameritas Income & Growth (Fred Alger)  0.68%        -       0.12%       0.80%       0.02%          0.78%
o     Ameritas MidCap Growth (Fred Alger)    0.85%        -       0.11%       0.96%       0.02%          0.94%
o     Ameritas Small Company Equity (Babson) 1.17%        -       1.21%       2.38%       0.88%          1.50%
o     Ameritas Money Market (Calvert)        0.25%        -       0.13%       0.38%       0.02%          0.36%(2)
o     Ameritas Small Capitalization (McStay) 0.90%        -       0.21%       1.11%       0.11%          1.00%
o     Ameritas Emerging Growth (MFS Co.)     0.80%        -       0.41%       1.21%       0.26%          0.95%
o     Ameritas Growth With Income (MFS Co.)  0.80%        -       0.52%       1.32%       0.34%          0.98%
o     Ameritas Research (MFS Co.)            0.80%        -       0.61%       1.41%       0.45%          0.96%
o     Ameritas Select (Harris/Oakmark)       0.97%        -       0.48%       1.45%         -            1.45%
o     Ameritas Index 500 (State Street)      0.29%        -       0.15%       0.44%       0.06%          0.38%
CALVERT PORTFOLIOS
o     CVS Income                             0.70%        -       0.50%       1.20%       0.22%          0.98%(3)
o     CVS Social Balanced                    0.70%        -       0.18%(4)    0.88%         -            0.88%
o     CVS Social Equity                      0.70%        -       0.64%       1.34%       0.36%          0.98%(3)
o     CVS Social International Equity        1.10%        -       0.51%(4)    1.61%         -            1.61%
o     CVS Social Mid Cap Growth              0.90%        -       0.23%(4)    1.13%         -            1.13%
o     CVS Social Small Cap Growth            1.00%        -       0.39%(4)    1.39%         -            1.39%
FIDELITY (Service Class 2)
o     VIP Asset Manager                      0.53%      0.25%     0.12%       0.90%         -            0.90%(5)
o     VIP Asset Manager: Growth              0.58%      0.25%     0.17%       1.00%         -            1.00%(5)
o     VIP Contrafund(R)                      0.58%      0.25%     0.11%       0.94%         -            0.94%(5)
o     VIP Equity-Income                      0.48%      0.25%     0.11%       0.84%         -            0.84%(5)
o     VIP Growth                             0.58%      0.25%     0.10%       0.93%         -            0.93%(5)
o     VIP High Income                        0.58%      0.25%     0.15%       0.98%         -            0.98%
o     VIP Investment Grade Bond              0.43%      0.25%     0.14%       0.82%         -            0.82%
o     VIP Overseas                           0.73%      0.25%     0.20%       1.18%         -            1.18%(5)
INVESCO FUNDS
o     VIF-Dynamics(6)                        0.75%       -       0.33%        1.08%         -            1.08%
MFS
o    New Discovery                           0.90%       -       0.19%(7)(8)  1.09%       0.03%          1.06%
o    Strategic Income                        0.75%       -       0.37%(7)(8)  1.12%       0.20%          0.92%
o    Utilities                               0.75%       -       0.18%(7)     0.93%         -            0.93%
MORGAN STANLEY

o    Emerging Markets Equity                 1.25%       -       0.87%        2.12%       0.27%          1.85%(9)
o    Global Value Equity                     0.80%       -       0.48%        1.28%       0.13%          1.15%(9)
o    International Magnum                    0.80%       -       0.54%        1.34%       0.18%          1.16%(9)
o    U.S. Real Estate                        0.80%       -       0.35%        1.15%       0.05%          1.10%(9)
SALOMON BROTHERS

o    Variable Capital                        0.85%       -       0.17%        1.02%       0.02%(10)      1.00%
SUMMIT PINNACLE SERIES(11)
o    Nasdaq-100 Index                        0.35%       -       0.30%        0.65%         -            0.65%
o    Russell 2000 Small Cap Index            0.35%       -       0.40%        0.75%         -            0.75%
o    S&P MidCap 400 Index                    0.30%       -       0.30%        0.60%         -            0.60%
THIRD AVENUE
o    Third Avenue Value (12)                 0.90%       -       0.40%        1.30%         -            1.30%

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2002, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(2) AIC may recapture fees waived and/or reimbursed for the Ameritas Money Market portfolio. Such recapture is permitted, after taking into account the fee recapture, only to the extent that the expense ratio of the Ameritas Money Market portfolio does not exceed 0.36%. The adviser may recapture fees until December 31, 2002, the expiration of the recapture period.

(3) Expenses are based on estimates for the portfolio's upcoming fiscal year. The adviser has contractually agreed to limit annual portfolio operating expenses to 0.98% for the fiscal year ending December 31, 2002.

(4) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:

                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Small Cap Growth                1.22%

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(6) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 1.05%. This arrangement may be discontinued by the fund's manager at any time.

     The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed the "Total Expenses" stated in the table. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2001.

(7) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the portfolio's expenses). "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:

                  New Discovery Series                       1.05%
                  Strategic Income Series                    0.90%
                  Utilities Series                           0.92%

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS New Discovery Series and Strategic Income series such that the each portfolio's "Other Fees" (after taking into account the expense offset arrangement described above) do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. The MFS Utilities portfolio Series has no such limitation. These contracted contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees who oversees the portfolio series.

(9) The portfolio's investment adviser has voluntarily agreed to reduce its management fee and/or reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed:
                  Emerging Markets Equity                    1.75%
                  Global Value Equity                        1.15%
                  International Magnum                       1.15%
                  U.S. Real Estate                           1.10%
     The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the portfolio's total expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above.

     For the year ended December 31, 2001, after giving effect to the above voluntary management fee waiver and/or expense reimbursement, the total expenses for each portfolio, including certain investment related expenses, were as stated in the table.

(10) The manager voluntarily reimbursed the fund for certain expenses during the period ended December 31, 2001. Without this reimbursement, the fund's Total Expenses would have been 1.2702%. The manager may discontinue the waiver at any time.

(11) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(12) Under current arrangements, whenever, in any fiscal year, the portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the portfolio's average net assets, the adviser is obligated to reimburse the portfolio in an amount equal to that excess.

         Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

         We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

EXAMPLES OF EXPENSES. The following chart shows the overall expenses you would pay under a Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 1.40% Separate Account annual expenses, 0.55% of other Policy value annual expenses for optional features, a $40 Policy fee, plus the underlying portfolio 2001 expenses. If you select no optional feature, your expenses could be less than shown. If our current fees are less than the guaranteed maximum fees, your expenses could also be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the periods shown in the example, but do not reflect any premium tax charge since New York does currently levy one on Policy premium. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be greater or less than those shown in the chart.

                                    ----------------------------------------------------------------------------------
                                    Surrender Policy at end     Annuitize Policy at the  Policy is neither surrendered
                                    of the time period. ($)    end of the time period.($)      nor annuitized. ($)
----------------------------------------------------------------------------------------------------------------------
Variable Investment Option           1 Yr   3 Yr   5 Yr  10 Yr  1 Yr  3 Yr   5 Yr 10 Yr   1 Yr  3 Yr   5 Yr  10 Yr
----------------------------------------------------------------------------------------------------------------------
               ALGER
Alger American Balanced               $89   $150  $193   $322   $89    $90   $153  $322   $29    $90   $153  $322
Alger American Leveraged AllCap       $90   $152  $197   $329   $90    $92   $157  $329   $30    $92   $157  $329
          AMERICAN CENTURY
VP Income & Growth                    $88   $146  $186   $308   $88    $86   $146  $308   $28    $86   $146  $308
  AMERITAS PORTFOLIOS (subadvisor)
Ameritas Growth (Fred Alger)          $90   $151  $195   $326   $90    $91   $155  $326   $30    $91   $155  $326
Ameritas Income & Growth (Fred Alger) $89   $148  $190   $316   $89    $88   $150  $316   $29    $88   $150  $316
Ameritas MidCap Growth (Fred Alger)   $90   $153  $198   $331   $90    $93   $158  $331   $30    $93   $158  $331
Ameritas Small Company Equity (Babson)$96   $169  $225   $382   $96   $109   $185  $382   $36   $109   $185  $382
Ameritas Money Market (Calvert)       $85   $136  $169   $275   $85    $76   $129  $275   $25    $76   $129  $275
Ameritas Small Capitalization (McStay)$91   $155  $201   $337   $91    $95   $161  $337   $31    $95   $161  $337
Ameritas Emerging Growth (MFS Co.)    $90   $153  $198   $332   $90    $93   $158  $332   $30    $93   $158  $332
Ameritas Growth With Income (MFS Co.) $91   $154  $200   $335   $91    $94   $160  $335   $31    $94   $160  $335
Ameritas Research (MFS Co.)           $91   $153  $199   $333   $91    $93   $159  $333   $31    $93   $159  $333
Ameritas Select (Harris/Oakmark)      $95   $168  $222   $378   $95   $108   $182  $378   $35   $108   $182  $378
Ameritas Index 500 (State Street)     $85   $136  $170   $277   $85    $76   $130  $277   $25    $76   $130  $277
         CALVERT Portfolios
CVS Income                            $91   $154  $200   $335   $91    $94   $160  $335   $31    $94   $160  $335
CVS Social Balanced                   $90   $151  $195   $325   $90    $91   $155  $325   $30    $91   $155  $325
CVS Social Equity                     $91   $154  $200   $335   $91    $94   $160  $335   $31    $94   $160  $335
CVS Social International Equity       $97   $173  $230   $392   $97   $113   $190  $392   $37   $113   $190  $392
CVS Social Mid Cap Growth             $92   $158  $207   $349   $92    $98   $167  $349   $32    $98   $167  $349
CVS Social Small Cap Growth           $95   $166  $219   $372   $95   $106   $179  $372   $35   $106   $179  $372
     FIDELITY (Service Class 2)
VIP Asset Manager                     $87   $144  $183   $302   $87    $84   $143  $302   $27    $84   $143  $302
VIP Asset Manager: Growth             $88   $147  $187   $311   $88    $87   $147  $311   $28    $87   $147  $311
VIP Contrafund(R)                     $88   $145  $185   $306   $88    $85   $145  $306   $28    $85   $145  $306
VIP Equity-Income                     $87   $142  $180   $296   $87    $82   $140  $296   $27    $82   $140  $296
VIP Growth                            $88   $145  $185   $306   $88    $85   $145  $306   $28    $85   $145  $306
VIP High Income                       $88   $146  $186   $309   $88    $86   $146  $309   $28    $86   $146  $309
VIP Investment Grade Bond             $86   $141  $178   $292   $86    $81   $138  $292   $26    $81   $138  $292
VIP Overseas                          $90   $152  $197   $329   $90    $92   $157  $329   $30    $92   $157  $329
           INVESCO FUNDS
VIF Dynamics                          $92   $157  $204   $344   $92    $97   $164  $344   $32    $97   $164  $344
                MFS
New Discovery                         $92   $156  $204   $342   $92    $96   $164  $342   $32    $96   $164  $342
Strategic Income                      $90   $152  $197   $329   $90    $92   $157  $329   $30    $92   $157  $329
Utilities                             $90   $153  $197   $330   $90    $93   $157  $330   $30    $93   $157  $330
           MORGAN STANLEY
Emerging Markets Equity               $99   $179  $241   $413   $99   $119   $201  $413   $39   $119   $201  $413
Global Value Equity                   $92   $159  $208   $350   $92    $99   $168  $350   $32    $99   $168  $350
International Magnum                  $93   $159  $208   $351   $93    $99   $168  $351   $33    $99   $168  $351
U.S. Real Estate                      $92   $158  $205   $346   $92    $98   $165  $346   $32    $98   $165  $346
          SALOMON BROTHERS
Variable Capital                      $91   $155  $201   $337   $91    $95   $161  $337   $31    $95   $161  $337
       SUMMIT PINACLE SERIES
Nasdaq-100 Index                      $87   $144  $183   $303   $87    $84   $143  $303   $27    $84   $143  $303
Russell 2000 Small Cap Index          $88   $147  $188   $313   $88    $87   $148  $313   $28    $87   $148  $313
S&P MidCap 400 Index                  $87   $143  $181   $298   $87    $83   $141  $298   $27    $83   $141  $298
            THIRD AVENUE
Third Avenue Value                    $94   $163  $215   $364   $94   $103   $175  $364   $34   $103   $175  $364
-------------------------------------------------------------------------------------------------------------------

These examples reflect Separate Account and 2001 underlying portfolio expenses. The $40 guaranteed maximum annual Policy fee is reflected in these examples, based on an average Policy value of $30,000.

         The Fee Tables are designed to help you understand the various costs and expenses that a Policy Owner will bear directly or indirectly. For more information, read this prospectus' FEES section and the prospectus for each Subaccount's underlying portfolio.

FINANCIAL INFORMATION


         We provide Accumulation Unit value history for each of the Separate Account variable investment options. Financial statements of the subaccounts of the Separate Account and of our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.


IMPORTANT POLICY PROVISIONS           (Y = optional feature)

         The OVERTURE ANNUITY III-PLUS Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

                  Replacing an existing annuity policy is not
                            always your best choice.
                      Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and 403(b)
(TSAs), subject to certain limitations. See this prospectus' TAX MATTERS section for details. Call us if to see if the Policy may be issued as part of other kinds of plans or arrangements.

o        Application in Good Order

         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Be certain you identify both an Owner's Beneficiary and an Annuitant's Beneficiary, as they have different rights under the Policy, and failure to name an Owner's Beneficiary will cause any death benefit payable upon the Owner's death to be paid to the Owner's estate.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.

          o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "First Ameritas Life Insurance Corp. of New York." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $500; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. Because New York permits us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.


         IRA Plan Policies. If your Policy is issued as an IRA plan, we will hold the portion of your initial premium allocated to the Separate Account in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premium we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the right to examine period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for fees under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

         (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
         (b)  the daily administrative expense fee; minus
         (c) the daily mortality and expense risk charge; and this result divided by
         (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:

          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change Policy beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

         If the Owner's Beneficiary is your surviving spouse, your spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with your spouse as Owner.

         If there is no named Owner's Beneficiary or Annuitant's Beneficiary, then you are or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles. (If the Owner and Annuitant are the same person, there is only a need to name an Anuitant's Beneficiary.)

         The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. (If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.)

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

         Y OPTIONAL FEATURES

         This Policy allows you the opportunity to select, and pay for an optional feature. This optional feature is currently only available at Policy issue, and is only available if you and the Annuitant are then not older than age 70. The optional feature is principally described in the prospectus section noted below:

Optional Feature                        Prospectus Section Where It Is Covered
----------------                        --------------------------------------
Y Optional Guaranteed Minimum
     Death Benefit features             POLICY DISTRIBUTIONS: Death Benefits

Charges for the optional feature are shown in this prospectus' FEE TABLES section.

INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or First Ameritas. The Separate Account was established as a separate investment account of First Ameritas under New York law on March 21, 2000. Under New York law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans. Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds. You should read the prospectuses for the underlying portfolios together with this prospectus for more information.


           You bear the risk that the variable investment options you select may fail to meet their objectives, that they
           could go down in value, and that you could lose principal.

              Each Subaccount underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account, read the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine" period and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:

          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either by Written Notice, an authorized telephone transaction, or by Internet when available.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
               - 25% of the Fixed account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         SYSTEMATIC TRANSFER PROGRAMS

o        Model Asset Allocation
         We may offer model asset allocation to rebalance your Policy value based on the terms of the program. Different asset allocation models may be available over the lifetime of the Policy; however, only one such program can be in effect at any one time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

Dollar Cost Averaging programs are intended to limit loss and result in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your sweep instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

FEES                 (' = Base Policy Fee;  Y = Optional Feature Fee)

         The following repeats and adds to information provided in the FEE TABLES section. Please review both prospectus sections for information on fees.

         WITHDRAWAL CHARGE

                                                              Years since receipt of premium
                                                  ----- ------ ----- ------ ------ ----- ------ -----
         (% of each premium withdrawn)             1      2     3      4      5     6      7     8+
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ -----
         ' Base Policy 7-Year Withdrawal Charge    6%     6%    6%     5%     4%    3%     2%    0%
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ -----

         We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal that exceeds the "free" withdrawal amount, and also from any Policy value paid out due to the Owner's death while withdrawal charges apply. (The "free" withdrawal feature and amount is described in this prospectus' POLICY DISTRIBUTIONS section.) A withdrawal charge will not be deducted on the date annuity income payments begin from amounts applied to provide annuity payments if the last premium was at least two years prior and a life contingent annuity income option (Options 4 or 5) is elected. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. Policy value is withdrawn by considering earnings to be withdrawn before any premium is withdrawn; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least 8 years prior to the withdrawal and not considered having been previously withdrawn. When premium is withdrawn, the oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis).

         MORTALITY AND EXPENSE RISK CHARGE

         ' We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to an annual rate of 1.25% of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE FEES

         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         ' This fee is equal to an annual rate of 0.15% of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         ' Currently $36. We reserve the right to charge an annual Policy fee not to exceed $40.

         Any Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. However, the Fixed Account share of this fee will never exceed $30 per year. We currently waive any Policy Fee if the Policy value is at least $50,000.

         TRANSFER FEE

         ' The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee of $10 may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         New York currently does not level any premium tax on annuity policies. No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         ' Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' FEE TABLES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         OPTIONAL FEATURES' FEES

         Y The optional feature is principally described in the prospectus section noted below:

Optional Feature                       Prospectus Section Where It Is Covered
Y Optional Guaranteed Minimum
     Death Benefit features            POLICY DISTRIBUTIONS: Death Benefits

Charges for the optional feature are shown in this prospectus' FEE TABLES section.

-----------------------------
WAIVER OF CERTAIN FEES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any fees may be subject to state approval.

POLICY DISTRIBUTIONS                ( Y = Optional Feature)

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for "free" partial withdrawals, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         Earnings are deemed to be withdrawn before any premium; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least 8 years prior to the withdrawal and not considered having been previously withdrawn. There also may be no withdrawal charge if the amount withdrawn is less than the "free" withdrawal amount permitted under the Policy. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

Withdrawals may be subject to:
       - Income Tax
       - Penalty Tax
       - Withdrawal Charge
Even so called "free" withdrawals may be subject to the tax charges.

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through the 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

o        "Free" Withdrawal Feature
         Each Policy Year, you may withdraw up to the greater of Policy earnings or 10% of your Policy value without deduction of a withdrawal charge. The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         LOANS (403(b) PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. We do not charge any loan fee. These Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.)

         Minimum and Maximum Loan Amounts

         Minimum - $1,000. Each loan must individually satisfy this minimum amount.

         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within 7 Business Days.

         Loan Interest
         Interest rate charged on loan balance: currently 4.5% effective annual rate; guaranteed maximum rate is 5%.

         Interest rate credited to loan balance: 3%.
Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

DEATH BENEFITS

o        Annuitant's Death Benefit
         We will pay the Annuitant's death benefit after we receive Due Proof of Death of the last Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at the Annuitant's death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.

An Annuitant's death benefit is payable upon:
         - Your Policy being in force;
         - Receipt of Due Proof of Death of the Annuitant's death;
         - Election of an annuity income option; and
         - Proof that the Annuitant died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Standard Annuitant's Death Benefit
         Upon the last surviving Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
     - your Policy value (without deduction of the withdrawal charge), less any charge for applicable premium taxes, on the later of the date we receive Due Proof of Death or an annuity payout option election; or
     -    the sum of net premiums, less partial withdrawals.

         If you, a joint Owner, or the last surviving Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         Y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit Feature You may elect an optional Guaranteed Minimum Death Benefit feature, for a charge deducted monthly from Policy value allocated to the Subaccounts equal to a current annual charge of 0.25% of that value (guaranteed to not exceed 0.55%). Your election must be made when the Policy is issued, and only if you and the Annuitant are then not older than age 70. Your election cannot be changed or revoked. This feature ends at the Annuitant's age 85. This optional feature provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' FEES and FEE TABLES sections for more information on the charge for this optional feature.

         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of:

     (a) the Policy value at the time Due Proof of Death for the last surviving Annuitant is received,

     (b)  the sum of premiums paid less withdrawals, or

     (c) the Annuitant's death benefit on the Policy Anniversary when the most recent death benefit "step-up" occurred.

The "step-up" interval is each Policy Anniversary. For the Annuitant's attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on the Annuitant's 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After the Annuitant's 85th birthday, the guaranteed minimum death benefit is $0, so that the Annuitant's death benefit is just the standard death benefit available under the Policy.

o        Owner's Death Benefit (IRS Required Distribution)

         Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The amount we will pay is your Policy's Cash Surrender Value. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix C.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         Any IRS required distributions made upon the Owner's death while withdrawal charges apply will incur a withdrawal charge. The withdrawal charge will be deducted from the amount of each payment made.

         ANNUITY INCOME PHASE

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income option.

Annuity payments:
        - require investments to be allocated to our general account, so are not variable.
        - may be subject to a withdrawal charge.
        - may be taxable and, if premature, subject to a tax penalty.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied to Policy value placed under any annuity income option involving life contingencies (Option 4 or 5) at least two years after the last premium payment. If premiums have been paid within two years of annuitization involving life contingencies, the withdrawal charge will be based only on those premiums.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary, nor later than the Annuitant's 90th birthday. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.
         Note: If you elect an annuity income option solely dependent upon the Annuitant's survival (Option 4 or 5), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.
         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)
         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor. Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest money (generally on a pre-tax basis) in an annuity as part of a pension or retirement plan that is subject to requirements and may have additional benefits under the Internal Revenue Code beyond those generally applicable to annuities (e.g., "qualified plan" such as IRAs, TSAs, and the like), your contract is called a "Qualified Policy." Other annuities, in which already taxed money is invested (other than as part of a qualified plan which can accept after-tax deposits), are referred to as a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

         TAXATION OF NONQUALIFIED POLICIES

         If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Policy value over the investment in the Policy (generally, the premiums paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Policies owned by natural persons.

o Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Policy value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o Penalty Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Policy, a federal tax penalty equal to 10% of the amount treated as income may be imposed. In general, however, there is no penalty on distributions:

   -  made on or after the taxpayer reaches age 59 1/2;
   -  made on or after an Owner's death;
   -  attributable to the taxpayer's becoming disabled; or
   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

o Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under an annuity income option, they are taxed in the same way as annuity payments.

o Transfers, Assignment or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain dates for annuity payments to begin, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o Withholding for Nonresident Alien Owners. Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

o Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount of gain includable in such Owner's income when a taxable distribution occurs.

o Further Information. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

         TAXATION OF QUALIFIED POLICIES

         The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.


o Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008 and thereafter, or (2) 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional guaranteed minimum death benefit provision(s) in the Policy comports with IRA qualification requirements.


o Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amount with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exception) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes guaranteed minimum death benefit options that in some cases may exceed the greater of the premiums or the Policy value. The standard death benefit or optional guaranteed minimum death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.


o Nontransferrability. You may not transfer, assign or sell your tax-qualified policy to anyone (except in the case of transfer incident to divorce).


o Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

         POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

         We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS

         ABOUT OUR COMPANY


Ratings: A.M. Best - A+ (Superior), second highest of Best's 15 ratings for insurer strength and operating performance.
               Standard & Poor's - AA (Very Strong), third highest of S&P's 21 ratings for insurer financial strength.
               (First Ameritas Life Insurance Corp. of New York has not been separately rated by these firms. Rather, these ratings reflect a group rating based upon the rating of First Ameritas' parent company, Ameritas Life Insurance Corp. These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

Award:        1999 Better Business Bureau National Torch Award.
              Ameritas Life Insurance Corp. and its affiliated companies, including First Ameritas, were among only 22 finalists honored by this award for marketplace ethics. We were sited for "demonstrating the highest level of integrity in [our] practice toward customers, employees, suppliers, industry peers, and the communities where [we] do business."

         First Ameritas Life Insurance Corp. of New York issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of New York in 1993. We are a wholly owned subsidiary of Ameritas Life Insurance Corp., Nebraska's first insurance company
- in business since 1887. Our home office address is 400 Rella Blvd, Suite 304, Suffern, New York, 10901 and our Service Office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 1, 2, or the last page of this prospectus for information on how to contact us.)

         We are engaged in the business of issuing life insurance, annuities and health insurance in the State of New York. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, group dental and vision insurance, retirement plans and 401k plans, banking, and public financing.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, our ultimate parent, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' FEES section.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.


         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise several types of performance for the Subaccount variable investment options. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios. The following is a description of types of performance reporting:

         Total return is the overall change in the value of an investment in a Subaccount variable investment option over a given period of time.

         Standardized average annual total return is calculated in accordance with SEC guidelines. This shows the percentage return on $1,000 invested in the Subaccounts over the most recent 1, 5 and 10 year periods. If the variable investment option was not available for the full period, we give a history from the date money was first received in that option. This return reflects deduction of all recurring Policy charges during each period (i.e. mortality and expense risk charges, annual Policy fees, administrative expenses, and any applicable withdrawal charges) as well as charges for those optional features usually purchased with the Policy or marketed by us as integral features to purchase with the Policy. Standardized returns may reflect current waiver of any fees or current charges that are lower than our guaranteed maximum charges.

         Non-standardized average annual total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Subaccount's underlying portfolio has been in existence longer than the Subaccount, we may show non-standardized performance for periods that begin on the inception date of the underlying portfolio, rather than the inception date of the Subaccount. Otherwise, non-standardized average annual total return is calculated in a similar manner as that stated above, except we do not include the deduction of any applicable withdrawal charge (e.g., we assume the Policy continues beyond the period shown), and some non-standardized returns may be based on Policy sizes where the Policy fee would be waived. Non-standardized returns may also assume none or only some of the optional features are elected.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account.

APPENDIX A:  Variable Investment Option Portfolios

The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

-------------------------------------- ---------------------------------------------- --------------------------------
Separate Account
                Portfolio                           Investment Strategy                      Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
                ALGER                                    Offered through The Alger American Fund
                                                          Advised by Fred Alger Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Alger American Balanced                Common stock of companies with growth          Current Income and long-term
                                       potential and fixed-income securities.         capital growth.
-------------------------------------- ---------------------------------------------- --------------------------------
Alger American Leveraged AllCap        Common stocks of companies with growth         Long-term capital growth.
                                       potential.
-------------------------------------- -------------------------------------------------------------------------------
          AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                 Advised by American Century Investment Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
VP Income & Growth                     Common stocks of U.S. companies.               Long-term capital growth.
                                                                                      Income is secondary.
-------------------------------------- -------------------------------------------------------------------------------
  AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                           Advised by Ameritas Investment Corp.
                                                          (Both are Ameritas Acacia Companies.)
-------------------------------------- -------------------------------------------------------------------------------
Ameritas Growth                        Common stocks of large U.S. companies with     Long-term capital growth.
         (Fred Alger)                  broad product lines, markets, financial
                                       resources and depth of management.
-------------------------------------- ---------------------------------------------- --------------------------------
Ameritas Income & Growth               Dividend paying equity securities,             High level of dividend income,
         (Fred Alger)                  preferably with growth potential.              with capital growth as a
                                                                                      secondary goal.
-------------------------------------- ---------------------------------------------- --------------------------------
Ameritas MidCap Growth                 Common stocks of midsize U.S. companies        Long-term capital growth.
         (Fred Alger)                  with promising growth potential.
-------------------------------------- ---------------------------------------------- --------------------------------
Ameritas Small Company Equity          Common stocks of small size U.S. companies.    Long-term capital growth.
         (Babson)
-------------------------------------- ---------------------------------------------- --------------------------------
Ameritas Money Market (Calvert)        Money market securities of domestic and        Current income.
                                       foreign issuers.
-------------------------------------- ---------------------------------------------- --------------------------------
Ameritas Small Capitalization          Common stocks of small, fast-growing U.S.      Long-term capital growth.
         (McStay)                      companies that offer innovative products,
                                       services or technologies to a rapidly
                                       expanding marketplace.
-------------------------------------- ---------------------------------------------- --------------------------------
Ameritas Emerging Growth               Common stocks of emerging growth companies     Long-term capital growth.
         (MFS Co.)                     or related securities, including foreign
                                       securities.
-------------------------------------- ---------------------------------------------- --------------------------------
                                       Common stocks of companies or related
Ameritas Growth With Income            securities, including foreign securities,      Current income, long-term
         (MFS Co.)                     to seek to provide income equal to 90% of      growth of capital and income.
                                       the S&P 500 Composite Index dividend yield.
-------------------------------------- ---------------------------------------------- --------------------------------
                                       Common stocks and related securities of
                                       companies with favorable prospects for
Ameritas Research (MFS Co.)            long-term growth, attractive valuations,       Long-term capital growth and
                                       dominant or growing market share, and          future income.
                                       superior management.
-------------------------------------- ---------------------------------------------- --------------------------------
Ameritas Select (Harris/Oakmark)       Common stocks of U.S. companies.               Long-term capital growth.
-------------------------------------- ---------------------------------------------- --------------------------------
Ameritas Index 500 (State Street)      Common stocks of U.S. companies on the S&P     Results that correspond to the
                                       500 Index.                                     S&P 500 Index company common
                                                                                      stocks.
-------------------------------------- -------------------------------------------------------------------------------
         CALVERT PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                    Advised by Calvert Asset Management Company, Inc.
                                                          (Both are Ameritas Acacia Companies.)
-------------------------------------- -------------------------------------------------------------------------------
CVS Income                             Primarily investment grade bonds and other     Long-term income.
                                       income producing securities.
-------------------------------------- ---------------------------------------------- --------------------------------
CVS Social Balanced                    Primarily large-cap growth oriented common     Income and capital growth
                                       stock of U.S. companies, with 40% bonds        through socially screened
                                       and other fixed-income investments.            investments.
-------------------------------------- ---------------------------------------------- --------------------------------
CVS Social Equity                      Primarily large-cap common stocks.             Capital growth through
                                                                                      socially screened investments.
-------------------------------------- ---------------------------------------------- --------------------------------
CVS Social International Equity        Common stocks of mid to large cap              High total return through
                                       companies.                                     socially screened investments.
-------------------------------------- ---------------------------------------------- --------------------------------
                                                                                      Long-term capital growth
CVS Social Mid Cap Growth              Common stocks of mid cap companies.            through socially screened
                                                                                      investments.
-------------------------------------- ---------------------------------------------- --------------------------------
CVS Social Small Cap Growth            Common stocks of small cap companies.          Long-term capital growth
                                                                                      through socially screened
                                                                                      investments.
-------------------------------------- ---------------------------------------------- --------------------------------


                                     -A:1-

-------------------------------------- ---------------------------------------------- --------------------------------
Separate Account
                Portfolio                           Investment Strategy                      Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
     FIDELITY (Service Class 2)                Offered through Variable Insurance Products: Service Class 2
                                                   Advised by Fidelity Management and Research Company
------------------------------------- -------------------------------------------------------------------------------
VIP Asset Manager                      Allocated investments among stocks, bonds      High total return with reduced
                                       and short-term/money market investments.       risk over the long-term.
-------------------------------------- ---------------------------------------------- --------------------------------
VIP Asset Manager: Growth              Allocated investments among stocks, bonds      High total return.
                                       and short-term/money market investments.
-------------------------------------- ---------------------------------------------- --------------------------------
VIP Contrafund                         Common stocks of companies whose value is      Long-term capital growth.
                                       not fully recognized.
-------------------------------------- ---------------------------------------------- --------------------------------
VIP Equity-Income                      Income producing equity securities.            Reasonable income.
-------------------------------------- ---------------------------------------------- --------------------------------
VIP Growth                             Common stocks of companies with above          Capital growth.
                                       average growth potential.
--------------------------------- ---------------------------------------------- --------------------------------
VIP High Income                        High yielding fixed-income securities,         High level of current income.
                                       while also considering growth of capital.
-------------------------------------- ---------------------------------------------- --------------------------------
VIP Investment Grade Bond              U.S. Dollar-denominated investment-grade       High level of current income
                                       bonds (medium and high quality).               as is consistent with
                                                                                      preservation of capital.
-------------------------------------- ---------------------------------------------- --------------------------------
VIP Overseas                           Securities of foreign companies,               Long-term capital growth.
                                       diversified across countries and regions.
-------------------------------------- -------------------------------------------------------------------------------
            INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                           Advised by INVESCO Funds Group, Inc.
-------------------------------------- -------------------------------------------------------------------------------
VIF-Dynamics                           Common stocks of mid size companies.           Long-term capital growth.
-------------------------------------- -------------------------------------------------------------------------------
                 MFS                                   Offered through MFS Variable Insurance Trust
                                                   Advised by Massachusetts Financial Services Company
-------------------------------------- -------------------------------------------------------------------------------
New Discovery                          Common stocks of smaller cap emerging          Capital growth.
                                       growth companies that are early in their
                                       life cycles.
-------------------------------------- ---------------------------------------------- --------------------------------
Strategic Income (formerly known as    U.S. and foreign government securities,        Income and capital growth.
MFS(R)Global Governments Series)       corporate bonds, and mortgage-backed and
                                       asset-backed securities.
-------------------------------------- ---------------------------------------------- --------------------------------
                                       Equity and debt securities of U.S. and
Utilities                              foreign companies (including emerging          Capital growth and current
                                       markets) in the utility industry.              income

-------------------------------------- -------------------------------------------------------------------------------
           MORGAN STANLEY                        Offered through The Universal Institutional Funds, Inc.
                                         Advised by Morgan Stanley Investment Management, Inc. dba "Van Kampen"
-------------------------------------- -------------------------------------------------------------------------------
Emerging Markets Equity                Growth oriented equity securities of           Long-term capital growth.
                                       issuers in emerging market countries.
-------------------------------------- ---------------------------------------------- --------------------------------
Global Value Equity                    Equity securities of issuers throughout        Long-term capital growth.
                                       the world, including U.S. issuers.
-------------------------------------- ---------------------------------------------- --------------------------------
International Magnum                   Equity securities of non-U.S. issuers          Long-term capital growth.
                                       domiciled in "EAFE" countries.
-------------------------------------- ---------------------------------------------- --------------------------------
U.S. Real Estate                       Equity securities of companies in the U.S.     Above average current income
                                       real estate industry, including real           and long-term capital growth.
                                       estate investment trusts ("REITs").
-------------------------------------- -------------------------------------------------------------------------------
       SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                    Advised by Salomon Brothers Asset Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Variable Capital                       Common stocks of U.S. companies of all         Capital Appreciation.
                                       sizes.
-------------------------------------- -------------------------------------------------------------------------------
       SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                       Advised by Summit Investment Partners, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Nasdaq-100 Index                       Common stocks of U.S. companies in the         Results that correspond to the
                                       Nasdaq-100 Index.                              Nasdaq-100 Index company
                                                                                      common stocks.
-------------------------------------- ---------------------------------------------- --------------------------------
Russell 2000 Small Cap Index           Common stocks of U.S. companies in the         Results that correspond to the
                                       Russell 2000 Index.                            Russell 2000 Index company
                                                                                      common stocks.
-------------------------------------- ---------------------------------------------- --------------------------------
S&P MidCap 400 Index                   Common stocks of U.S. companies in the S&P     Results that correspond to the
                                       MidCap 400 Index.                              S&P 400 MidCap Index company
                                                                                      common stocks.
-------------------------------------- -------------------------------------------------------------------------------
            THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                              Advised by EQSF Advisers, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Third Avenue Value                     Primarily common stocks of companies with      Long-term capital growth.
                                       strong balance sheets which the manager
                                       considers undervalued, often smaller
                                       companies.

----------------------------------------------------------------------------------------------------------------------

                                     -A:2-

APPENDIX B: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. There was no investment activity prior to 2001. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

----------------------------------------------------------------------------------------------------------------
                                                                                                 Number (#) of
                                                                                Value ($) at  Accumulation Units
                                                                 Value ($) at   End of Year     At End of Year
            Subaccount (inception date)              Year         Inception    (December 31)    (December 31)
----------------------------------------------------------------------------------------------------------------
ALGER
   Alger American Balanced  (01/01/2001)             2001           13.56          13.080              0
   Alger American Leveraged AllCap  (01/01/2001)     2001           36.60          31.500            116
--------------------------------------------------- -------- --------------- ----------------- -----------------
AMERICAN CENTURY
   VP Income & Growth  (05/01/2002)                  2001             N/A             N/A            N/A
--------------------------------------------------- -------- --------------- ----------------- -----------------
AMERITAS PORTFOLIOS - Subadvisor
   Ameritas Growth - Alger  (01/01/2001)             2001           52.87          47.950              0
   Ameritas Income & Growth - Alger  (01/01/2001)    2001           16.10          14.091             50
   Ameritas MidCap Growth - Alger  (01/01/2001)      2001           32.76          31.962            148
   Ameritas Small Company Equity - Babson            2001             N/A             N/A            N/A
     (05/01/2002)
   Ameritas Money Market - Calvert  (01/01/2001)     2001            1.00           1.000          47309
   Ameritas Small Capitalization - McStay            2001           36.90          29.400              0
     (01/01/2001)
   Ameritas Emerging Growth - MFS  (01/01/2001)      2001           28.32          17.860              0
   Ameritas Growth With Income - MFS  (01/01/2001)   2001           20.53          17.640              0
   Ameritas Research - MFS  (01/01/2001)             2001           20.25          16.270              0
   Ameritas Select - Harris/Oakmark  (05/01/2002)    2001             N/A             N/A            N/A
   Ameritas Index 500 - State Street  (01/01/2001)   2001          144.49         124.300              0
--------------------------------------------------- -------- --------------- ----------------- --------------
CALVERT PORTFOLIOS
   CVS Income  (05/01/2002)                          2001             N/A             N/A            N/A
   CVS Social Balanced  (01/01/2001)                 2001           1.964           1.855           6939
   CVS Social Equity  (05/01/2002)                   2001             N/A             N/A            N/A
   CVS Social International Equity  (01/01/2001)     2001           19.30          14.554            271
   CVS Social Mid Cap Growth  (01/01/2001)           2001           29.49          27.133            342
   CVS Social Small Cap Growth  (01/01/2001)         2001           13.21          14.800              0
--------------------------------------------------- -------- --------------- ----------------- --------------
FIDELITY (Service Class 2)
   VIP Asset Manager  (01/01/2001)                   2001           13.89          14.360              0
   VIP Asset Manager: Growth  (01/01/2001)           2001           15.61          12.430              0
   VIP Contrafund(R)(01/01/2001)                     2001           22.89          19.968            138
   VIP Equity-Income  (01/01/2001)                   2001           25.11          22.590              0
   VIP Growth  (01/01/2001)                          2001           41.63          33.286            107
   VIP High Income  (01/01/2001)                     2001            8.12           6.360              0
   VIP Investment Grade Bond  (01/01/2001)           2001           12.63          12.820              0
   VIP Overseas  (01/01/2001)                        2001           19.81          13.810              0
--------------------------------------------------- -------- --------------- ----------------- --------------
INVESCO FUNDS
   VIF Dynamics  (05/01/2002)                        2001             N/A             N/A            N/A
--------------------------------------------------- -------- --------------- ----------------- --------------
MFS
   New Discovery (01/01/2001)                        2001           15.64          15.246            251
   Strategic Income (01/01/2001)                     2001           10.08          10.090              0
   Utilities (01/01/2001)                            2001           22.97          15.950              0
--------------------------------------------------- -------- --------------- ----------------- --------------
MORGAN STANLEY
   Emerging Markets Equity  (01/01/2001)             2001            7.02           6.630              0
   Global Value Equity (01/01/2001)                  2001           13.12          12.130              0
   International Magnum ((01/01/2001)                2001           11.77           9.460              0
   U.S. Real Estate (01/01/2001)                     2001           11.44          12.080              0
--------------------------------------------------- -------- --------------- ----------------- --------------
SALOMON BROTHERS
   Variable Capital (05/01/2002)                     2001             N/A             N/A            N/A
--------------------------------------------------- -------- --------------- ----------------- --------------
SUMMIT PINNACLE SERIES
   Nasdaq-100 Index (05/01/2002)                     2001             N/A             N/A            N/A
   Russell 2000 Small Cap Index  (05/01/2002)        2001             N/A             N/A            N/A
   S&P MidCap 400 Index (05/01/2002)                 2001             N/A             N/A            N/A
--------------------------------------------------- -------- --------------- ----------------- --------------
THIRD AVENUE
   Third Avenue Value (05/01/2002)                   2001             N/A             N/A            N/A


                                     -B:1-

APPENDIX C: Tax-Qualified Plan Disclosures


                                      Index
Disclosure Statement for IRA, SEP IRA, SIMPLE IRA, & Roth IRA plan.....Page C: 1
Withdrawal Restrictions for 403(b) Tax Sheltered Annuity plan..........Page C:10


DISCLOSURE STATEMENT                                          |            IRA
FIRST AMERITAS LIFE INSURANCE                                 |        SEP IRA
CORP. OF NEW YORK (we, us, our, the Company)                  |     SIMPLE IRA
                                                              |       ROTH IRA
                       for annuity policies issued as a(n):



                                Table of Contents

Part I: Purpose; Your Right to Cancel Your IRA
----------------------------------------------
Part II: Provisions of the IRA Law
----------------------------------
   A. Eligibility
   B. Nontransferability
   C. Nonforfeitability
   D. Premium
   E. Contribution Limits
   F. Distribution Requirements
Part III: Restrictions and Tax Considerations
---------------------------------------------
   A. Timing of Contributions
   B. Timing of Roth IRA Conversions
   C. Deductible IRA Contributions
   D. Non-deductible Regular IRA Contributions
   E. Effects of Conversion of
        Regular IRA to Roth IRA
   F. Recharacterization of
        IRA and Roth IRA Contributions
   G. Excess Contributions
   H. Loans and Prohibited Transactions
   I. Taxation of Regular IRA Distributions
   J. Taxation of Roth IRA Distributions
   K. Lump Sum Distribution
   L. Premature IRA Distributions
   M. Minimum Required Distributions
   N. Tax Filing - Regular IRAs
   O. Tax Filing - Roth IRA

Part IV: Status of our IRA Plan
-------------------------------
Part V:  Financial Disclosure
-----------------------------

For purchasers of a Internal Revenue Code Section 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

Part I.  PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA

The information provided in this Disclosure Statement is provided pursuant to Internal Revenue Service ("IRS") requirements. It does not constitute legal or tax advice. For that, contact your own legal or tax advisor. Numerical references refer to sections of the Internal Revenue Code (IRC).

If you have any questions about your Policy, please contact us at the address and telephone number shown below. For further information about IRAs, contact your personal tax advisor, any district office of the IRS, or consult IRS publication 590: Individual Retirement Arrangements. Pub. 590 can be obtained by calling 1-800-TAX-FORM (829-3676).

After you establish an IRA Plan with us, you may revoke your IRA within a limited time and receive a full refund of any initial premium paid. The period to revoke will not be less than seven days following the date your IRA plan policy is issued. To do so, send a signed and dated written notice and your Policy to us at:

                 First Ameritas Life Insurance Corp. of New York
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After your Policy's free look period expires, you cannot forfeit your interest in your IRA or transfer ownership to another person.

Part II.  PROVISIONS OF THE IRA LAW

Your variable annuity Policy can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA, or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies; this disclosure only discusses the federal tax treatment of IRAs. While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.

                                     -C:1-

A.   ELIGIBILITY

Regular IRA Plan: Any person under age 70 1/2 and earning income from personal services may establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the person (or person's spouse) is an "active participant" in an employer sponsored retirement plan.

Rollover IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA). Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

Spousal IRA Arrangement: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

Roth IRAs: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

     1.A regular Roth IRA is a Roth IRA established to receive annual contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

     2.A Roth Conversion IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

     3.Spousal Roth IRA Arrangement: A Spousal Roth IRA may be set up for a
       "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in Part II, E. Contribution Limits - Spousal Roth IRA Arrangement. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

Simplified Employee Pension Plan (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in IRS form 5305-SEP.

Salary Reduction Simplified Employee Pension Plan (SARSEP): An employee may participate in a SARSEP plan based on eligibility requirements set forth in IRS form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

Savings Incentive Match Plan for Employees of Small Employers (SIMPLE IRA): An employee may participate in a SIMPLE IRA Plan based on eligibility requirements set forth in IRS Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B.   NONTRANSFERABILITY

You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

C.   NONFORFEITABILITY

The value of your IRA Plan belongs to you at all times, without risk of forfeiture.

D.   PREMIUM

The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of $2,000, or 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP
IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,500 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,500, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E.   CONTRIBUTION LIMITS


Regular IRA Plan: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to (1) 100% of your compensation or (2) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000
in 2008 and thereafter, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not Education IRAs or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income is above the "phase-out level." You will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer- sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. (See Part III. C., Deductible IRA Contributions).


                                     -C:2-

Rollover IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a rollover to an IRA:

     1.Participant Rollovers are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

     2.Direct Rollovers are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth and Roth Conversion IRAs, that follow.

Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, hardship distributions made from 401(k) or 403(b) plans are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan provided you make no contributions to the IRA other than from the first employer's plan. This is known as "Conduit IRA," and you should designate your annuity as such when you complete your application.


Spousal IRA Arrangement: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA is the lesser of (1) 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or (2) $6,000 in Years 2002-2004, $8,000 in 2005-2007, and $10,000 in 2008 and thereafter. No more than $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008 and
thereafter may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (See Part III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

The contribution limit for divorced spouses is the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007 and $5,000 in 2008 and thereafter, or (2) the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).

Roth IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007 and $5,000 in 2008
and thereafter, or (2) 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs, this limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. Adjusted Gross Income ("AGI") for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.


Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (See Part II, CONTRIBUTION LIMITS: Rollover IRA, above).

Also, rollovers or conversions may be made from non-Roth IRAs to a Roth IRA. These contributions can be commingled with regular Roth contributions if your policy permits. To be eligible to make such a conversion or rollover from a non-Roth IRA, the taxpayer's AGI for the taxable year cannot exceed $100,000 (joint or individual) and he or she must not be married filing a separate tax return (unless the taxpayer lives apart from his of her spouse at all times during the year). A rollover from a non-Roth IRA to a Roth IRA does not count toward the limit of one rollover per IRA in any 12-month period under the normal IRA rollover rules. Also, eligible rollover distributions received by you or your spouse from a qualified plan other than an IRA, may not be directly rolled over to a Roth IRA. However, you may be able to roll such a distribution over to a non-Roth IRA, then convert that IRA to a Roth IRA. Also if you are eligible to make a conversion, you may transfer amounts from most non-Roth IRAs (other than Education IRAs). Conversion of an individual's SIMPLE IRA is only permitted after expiration of the 2-year period which begins on the date the individual first participated in any SIMPLE IRA Plan of the employer. Once an amount in a SIMPLE IRA or SEP has been converted to a Roth IRA, it is treated as a Roth IRA contribution for all purposes. Future contributions under the SEP or SIMPLE Plan may not be made

                                     -C:3-
to the Roth IRA. AGI for the purpose of determining eligibility to convert to a Roth IRA does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA, but does include the amount of any deductible contribution made to a Regular IRA for the tax year. In addition, for tax years beginning before January 1, 2005, required minimum distributions from an IRA are included in AGI for purposes of determining eligibility for conversion to a Roth IRA. However, for tax years beginning after December 31, 2004, required minimum distributions from an IRA will not be included in AGI (solely for purposes of determining the $100,000 AGI limit on conversions).

Roth Conversion IRA: A Roth Conversion IRA is a Roth IRA that only accepts IRA conversion contributions made during the same tax year. You should not designate your policy as a Roth Conversion IRA if you wish to make both regular Roth and Conversion contributions to the policy.


Spousal Roth IRA Arrangement: If the "non-working" spouse's compensation is less than $3,000 in Years 2002-2004, $4,000 in 2005-2007 and $5,000 in 2008 and
thereafter, the spouses file a joint tax return, and their combined AGI (unreduced by any deductible IRA contribution made for the year, but not including any amounts includable in income as a result of a conversion to a Roth
IRA) is $150,000 or below, a contribution of up to $3,000 in Years 2002-2004, $4,000 in 2005-2007 and $5,000 in 2008 and thereafter may be made to a separate Spousal Roth IRA in the name of the "non-working" spouse. The limit is phased out proportionately between $150,000 and $160,000 of AGI (modified as described above). Spouses are not required to make equal contributions to both Roth IRAs; however no more than $3,000 in Years 2002-2004, $4,000 in 2005-2007 and $5,000
in 2008 and thereafter may be contributed to the "working" or "non-working" spouse's Roth IRA for any year, and the total amount contributed annually to all IRAs (including both Roth and Regular IRAs, but not Education, SARSEP, or SIMPLE
IRAs) for both spouses cannot exceed $6,000 in Years 2002-2004, $8,000 in 2005-2007 and $10,000 in 2008 and thereafter. If the combined compensation of both spouses (reduced by any deductible IRA or non-deductible Roth contributions made for the "working" spouse) is less than the limit for both spouses, the total contribution for all IRAs is limited to the total amount of the spouses' combined compensation. These limits do not apply to rollover contributions.

For divorced spouses, the contribution limit to a Roth IRA is the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007 and $5,000 in 2008 and
thereafter, or (2) the total of the taxpayer's compensation and alimony received for the year, subject to the applicable phase-out limits for eligibility to make contributions to a Roth IRA. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum contribution they are eligible to make in a Roth IRA).


SEP IRA Plan: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP IRA the same as you do to a Regular IRA; however, you will be considered an "active participant" for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained under the rules for a SARSEP, the maximum amount of employee pre-tax contributions which can be made is $7,000 (adjusted for cost of living increases). New SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $6,000 (adjusted for cost of living increases). If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $6,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($150,000, adjusted for cost of living increases).

F.   DISTRIBUTION REQUIREMENTS


     1.Required Minimum Distributions

Distributions under the Policy made on or after January 1, 2002 will be subject to Required Minimum Distribution requirements of Code Section 401(a)(9) pursuant to guidelines thereunder proposed by the Internal Revenue Service ("IRS") in January 2001 until the end of the calendar year preceding the effective date of final regulations adopted thereunder or such other date specified in guidance published by the IRS.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the Code requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

                                     -C:4-

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

(a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

(b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

     2. IRA (except Roth IRAs) Distribution Requirements


While You Are Living. Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary.

Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

After Your Death. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.


     3.Roth IRA Distribution Requirements


While You Are Living.  None, even after you reach age 70 1/2.

After Your Death. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reach age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects


                                     -C:5-
otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

     4.Taking Required Minimum Distributions From One IRA:


Aggregating Minimum Distributions: If you are required to take minimum distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular
IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable).


However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, we cannot monitor the required distribution amounts from IRAs held with us. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

Part III. RESTRICTIONS & TAX CONSIDERATIONS

A.   Timing of Contributions

Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B.   Timing of Roth IRA Conversions

Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, must be initiated so that the distribution or transfer from the non-Roth IRA is made by December 31 of that year. You do not have until the due date of your tax return for a year to convert a Regular IRA to a Roth IRA for that tax year. For example, if you wish to convert a Regular IRA to a Roth IRA in 2001, the conversion and transfer must be made by December 31, 2001, even though your tax return for 2001 may not be due until April 15, 2002.

C.   Deductible IRA Contributions

The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

      Married filing Jointly   Single/Head of Household
Year         AGI                      AGI

2001   $53,000 - $  63,000     $33,000 - $43,000
2002   $54,000 - $  64,000     $34,000 - $44,000
2003   $60,000 - $  70,000     $40,000 - $50,000
2004   $65,000 - $  75,000     $45,000 - $55,000
2005   $70,000 - $  80,000     $50,000 - $60,000
2006   $75,000 - $  85,000     $50,000 - $60,000
2007+  $80,000 - $ 100,000     $50,000 - $60,000

You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Education
IRAs) for a calendar year is $2,000 or 100% of compensation, whichever is less.

D.   Non-Deductible Regular IRA Contributions

You may make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007 and $5,000 in 2008 and thereafter ($6,000 in

                                     -C:6-

Years 2002-2004, $8,000 in 2005-2007 and $10,000 in 2008 and thereafter combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). The sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed the limit. If you wish to make a non-deductible contribution, you must report this on your tax return by filing Form 8606 (Non-deductible IRA). Remember, you are required to keep track of your non-deductible contributions as the Company does not keep a record of these for you. This information will be necessary to document that the contributions were made on a non-deductible basis and therefore, are not taxable upon distribution.

E.   Effects of Conversion of Regular IRA to Roth IRA

If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion.

Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty.

You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. It will also be important for you to keep track of and report any regular or conversion contributions you make to your Roth IRAs as required by the IRS. Conversion contributions, recharacterizations of conversions and distributions from a Roth IRA must be reported on IRS Form 8606.

F.   Recharacterization of IRA and Roth IRA Contributions

IRA owners are permitted to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

Reconversion Rules. If you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 6% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (See Part III. G. Excess Contributions, below). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. Consult with your tax advisor before attempting a "reconversion".

G.   Excess Contributions


There is a 10% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (see Part III.L. Premature IRA Distributions). The 10% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

Excess Contributions to a Roth IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover

                                     -C:7-
contribution from the Regular IRA to the Roth IRA). You may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 10% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).


H.   Loans and Prohibited Transactions

You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I.   Taxation of Regular IRA Distributions

Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J.   Taxation of Roth IRA Distributions

"Qualified distributions" from a Roth IRA are not included in the owner's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a 5-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death; (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first home purchase (up to a lifetime limit of $10,000). The 5-year holding period for escaping inclusion in income begins with the first day of the tax year in which any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the owner. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the owner is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. For this reason it is important that you keep track of when your conversion contributions are made to your Roth IRA. (See
Part III. L. Premature IRA Distributions).

Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

The rules for taxing non-qualified distributions and premature distributions of conversion amounts from a Roth IRA are complex. To ensure that you receive the tax result you desire, you should consult with your tax advisor before taking a distribution from a Roth IRA.

K.   Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

                                     -C:8-

L.   Premature IRA Distributions

There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the 5-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary;
(4) distributions made for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) qualified first-time home buyer distributions (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse, or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (But see Roth IRA exceptions below).

Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (see Taxation of Roth IRA Distributions) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the 5-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).

M. Minimum Required Distributions (See Part II. F.2. and F.3., Non-Roth IRA Minimum Distribution Requirements and Roth IRA Minimum Distribution Requirements.)

If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N.   Tax Filing-Regular IRAs

You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including
IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

O.   Tax Filing-Roth IRA

It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.

Part IV. STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your IRA, SEP IRA, SIMPLE IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the IRA, SEP IRA, SIMPLE IRA or Roth IRA.

Part V. FINANCIAL DISCLOSURE

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.


Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.



                                     -C:9-

WITHDRAWAL RESTRICTIONS
FIRST AMERITAS LIFE INSURANCE
CORP. OF NEW YORK

(we, us, our, the Company)                                         TAX-SHELTERED
                                                                   ANNUITY (TSA)
                  for annuity policies issued as a:                         PLAN

If this policy is purchased by the policy owner or his/her employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b), distributions under the policy are limited as follows, notwithstanding policy language to the contrary:

A. Distributions attributable to contributions made and interest accruing after December 3l, 1988, pursuant to a salary reduction agreement within the meaning of IRC Section 402(g)(3)(c) may be paid only:

     1. when the employee attains age 59 1/2, separates from service, dies, or becomes disabled within the meaning of IRC Section 72(m)(7); or

     2. in the case of hardship. (Hardship distributions may not be made from any income earned after December 31, 1988, which is attributable to salary reduction contributions regardless of when the salary reduction contributions were made.)

B. Distributions attributable to funds transferred from IRC Section 403(b)(7) custodial account may be paid or made available only:

     1. When the employee attains age 59 1/2, separates from service, dies or becomes disabled within the meaning of IRC Section 72(m)(7); or

     2. in the case of financial hardship. Distributions on account of financial hardship will be permitted only with respect to the following amounts:

          (i) benefits accrued as of December 31, 1988, but not earnings on those amounts subsequent to that date.

          (ii) contributions made pursuant to a salary reduction agreement within the meaning of IRC Section 3121(a)(1)(D) after December 31, 1988, but not as to earnings on those contributions.

                                     -C:10-

       STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.
       For a free copy, access it on the SEC's Web site
(www.sec.gov/edaux/prospect.htm, and type in "First Ameritas"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                            Begin on
                                              Page
------------------------------------------ -----------
General Information and History                1
Services
------------------------------------------ -----------
Purchase of Securities Being Offered           2
Underwriters
------------------------------------------ -----------
Calculation of Performance                     2
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
------------------------------------------ -----------

Additional Tax Information                     6
  General
  Withholding Tax on Distributions
  Diversification
  Owner Control
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts Owned by other than Natural
      Persons
  Death Benefits
  Tax Treatment of Assignments
  Qualified Plans
  Tax Treatment of Withdrawals
  Types of Qualified Plans
------------------------------------------ -----------
Other Information                              12
Service Marks & Copyright
Financial Statements
------------------------------------------ -----------

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option's underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                      for application and related questions
                 First Ameritas Life Insurance Corp. of New York
                              400 Rella Blvd, #304
                                Suffern, NY 10901
                            Telephone: 1-877-380-1586
                               Fax: 2-845-357-3612

                              for all other matters
                 First Ameritas Life Insurance Corp. of New York
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                            www.newyork.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

                                   Last Page

Statement of Additional Information: May 1, 2002
to accompany Policy Prospectus dated:  May 1, 2002
OVERTURE ANNUITY III-Plus(sm)
Flexible Premium

Deferred Variable Annuity Policy
                                First Ameritas Variable Annuity Separate Account


         TABLE OF CONTENTS                      Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters

Calculation of Performance........................ 2
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Additional Tax Information.........................6
    General
    Withholding Tax on Distributions
    Diversification
    Owner Control
    Multiple Contracts
    Partial 1035 Exchanges
    Contracts Owned by other than Natural Persons
    Death Benefits
    Tax Treatment of Assignments
    Qualified Plans
    Tax Treatment of Withdrawals
    Types of Qualified Plans

Other Information.................................12
Service Marks & Copyright
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at www.newyork.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

First Ameritas Variable Annuity Separate Account is a separate investment account of First Ameritas Life Insurance Corp. of New York ("we, us, our, First Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of New York in 1993. We are a wholly owned subsidiary of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887. We are subject to New York law and regulated by the New York Department of Insurance. We currently conduct insurance business only, and only in the State of New York. We are an affiliate of Ameritas Variable Life Insurance Company, which conducts similar variable annuity and variable life business in all states except Maine, New York and Vermont.

                                    SERVICES


The statutory financial statements of First Ameritas Life Insurance Corp. of
New York as of December 31, 2001 and 2000, and for the years then ended, and the financial statements of each of the subaccounts of First Ameritas Variable Annuity Separate Account as of December 31, 2001, and for the period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein (which report on First Ameritas Life Insurance Corp. of New York expresses an unqualified opinion and includes an explanatory paragraph referring to the adoption of the National Association of Insurance Commissioners' Codification of Statutory Accounting Practices effective January 1, 2001), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                                     SAI:1

                      PURCHASE OF SECURITIES BEING OFFERED

The Policies are sold by licensed insurance agents in states where the Policies may lawfully be sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).


                                  UNDERWRITERS


The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC is an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, our ultimate parent. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                                                      YEAR:         2001
-------------------------------------------------------------------------------------------- ----------------
Variable annuity commission we paid to AIC that was paid to other broker-dealers and              $45,447
representatives (not kept by AIC).
-------------------------------------------------------------------------------------------- ----------------
Variable annuity commission earned and kept by AIC.                                                    $0
-------------------------------------------------------------------------------------------- ----------------
Fees we paid to AIC for variable annuity Principal Underwriter services.                           $1,040

-------------------------------------------------------------------------------------------- ----------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subacount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

                                     SAI:2

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge, the current annual Policy Fee, and is presented both with and without the charge for the optional feature (presently only a Periodic Step-Up Guaranteed Minimum Death Benefit). The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes as New York does not impose a premium tax on variable annuity policy premium.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Our Performance Reports

The standardized average annual total returns for each investment portfolio (except the Ameritas Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2001
(Reflects current Policy charges and withdrawal charges.)

Based on a $1,000 investment. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 1.25% and administrative expense charge of 0.15%. Also reflects the current Policy Fee of $36, and the withdrawal charge applicable for the period shown.

-------------------------------------------------------------------------------------------------------------------
   Subaccount (inception date)
   (inception date of underlying series fund                                                  Ten Year or, if less,
   portfolio where Subaccount has less than              One Year              Five Year         Since Inception
   10 year's experience.)                             Continue Policy      Continue Policy       Continue Policy
-------------------------------------------------------------------------------------------------------------------
ALGER
o        Alger American Balanced (1/1/2001)                 N/A                  N/A                   -3.28
o        Alger American Leveraged AllCap (1/1/2001)         N/A                  N/A                  -17.10
AMERICAN CENTURY
o        VP Income & Growth (5/1/2002)                      N/A                  N/A                     N/A
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Growth (Fred Alger) (1/1/2001)            N/A                  N/A                  -13.39
o        Ameritas Income & Growth (Fred Alger)(1/1/2001)    N/A                  N/A                  -16.59
o        Ameritas MidCap Growth (Fred Alger)(1/1/2001)      N/A                  N/A                   -8.61
o        Ameritas Small Company Equity (Babson)(5/1/2002)   N/A                  N/A                  -28.27
o        Ameritas Small Capitalization (McStay)(1/1/2001)   N/A                  N/A                     N/A
o        Ameritas Emerging Growth (MFS Co.)(1/1/2001)       N/A                  N/A                  -36.50
o        Ameritas Growth With Income (MFS Co.)(1/1/2001)    N/A                  N/A                  -16.97
o        Ameritas Research (MFS Co.) (1/1/2001)             N/A                  N/A                  -22.12
o        Ameritas Select (Harris/Oakmark)(5/1/2002)         N/A                  N/A                     N/A
o        Ameritas Index 500 (State Street)(1/1/2001)        N/A                  N/A                  -13.66
CALVERT PORTFOLIOS
o        CVS Income (5/1/2002)                              N/A                  N/A                     N/A
o        CVS Social Balanced (1/1/2001)                     N/A                  N/A                   -8.25
o        CVS Social Equity (5/1/2002)                       N/A                  N/A                     N/A
o        CVS Social International Equity (1/1/2001)         N/A                  N/A                  -25.85
o        CVS Social Mid Cap Growth (1/1/2001)               N/A                  N/A                  -13.35
o        CVS Social Small Cap Growth (1/1/2001)             N/A                  N/A                    9.41

                                     SAI:3

-------------------------------------------------------------------------------------------------------------------
   Subaccount (inception date)
   (inception date of underlying series fund                                                  Ten Year or, if less,
   portfolio where Subaccount has less than              One Year              Five Year         Since Inception
   10 year's experience.)                             Continue Policy      Continue Policy       Continue Policy
-------------------------------------------------------------------------------------------------------------------
FIDELITY - Service Class 2
o        VIP Asset Manager (1/1/2001)                       N/A                  N/A                   -5.72
o        VIP Asset Manager: Growth (1/1/2001)               N/A                  N/A                   -8.82
o        VIP Contrafund(R)(1/1/2001)                        N/A                  N/A                  -13.87
o        VIP Equity-Income (1/1/2001)                       N/A                  N/A                   -6.55
o        VIP Growth (1/1/2001)                              N/A                  N/A                  -19.03
o        VIP High Income (1/1/2001)                         N/A                  N/A                  -13.15
o        VIP Investment Grade Bond (1/1/2001)               N/A                  N/A                    6.73
o        VIP Overseas (1/1/2001)                            N/A                  N/A                  -22.30
INVESCO FUNDS
o        VIF Dynamics (5/1/2002)                            N/A                  N/A                     N/A
MFS
o        New Discovery (1/1/2001)                           N/A                  N/A                   -6.36
o        Strategic Income (1/1/2001)                        N/A                  N/A                    3.28
o        Utilities (1/1/2001)                               N/A                  N/A                  -25.35
MORGAN STANLEY
o        Emerging Markets Equity (1/1/2001)                 N/A                  N/A                   -7.80
o        Global Value Equity (1/1/2001)                     N/A                  N/A                   -8.35
o        International Magnum (1/1/2001)                    N/A                  N/A                  -20.45
o        U.S. Real Estate (1/1/2001)                        N/A                  N/A                    8.38
SALOMON BROTHERS
o        Variable Capital (5/1/2002)                        N/A                  N/A                     N/A
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (5/1/2002)                        N/A                  N/A                     N/A
o        Russell 2000 Small Cap Index (5/1/2002)            N/A                  N/A                     N/A
o        S&P MidCap 400 Index (5/1/2002)                    N/A                  N/A                     N/A
THIRD AVENUE
o        Third Avenue Value (5/1/2002)                      N/A                  N/A                     N/A

-------------------------------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:


NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/2001


(Reflects base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee, no withdrawal charges, and no optional feature charges. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.)
(Computed on the same basis as Standardized total return except current charges are used rather than guaranteed maximum charges, no Policy fee is reflected, and no withdrawal charges are reflected since the Policy is intended for long term investment. Assumes no optional features are selected.) Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 1.25% and administrative expense current charge of 0.15%.




-------------------------------------------------------------------------------------------------------------------
   Subaccount (inception date)
   (inception date of underlying series fund                                                  Ten Year or, if less,
   portfolio where Subaccount has less than              One Year              Five Year         Since Inception
   10 year's experience.)                             Surrender Policy      Surrender Policy     Surrender Policy
-------------------------------------------------------------------------------------------------------------------
ALGER
o        Alger American Balanced (5/1/93)                    -3.27                12.61                10.44
o        Alger American Leveraged AllCap (8/1/95)           -17.06                14.73                21.24
AMERICAN CENTURY
o        VP Income & Growth (10/30/97)                         N/A                  N/A                  N/A
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Growth (Fred Alger) (5/1/92)              -13.36                11.71                13.33
o        Ameritas Income & Growth (Fred Alger)(5/1/92)      -16.55                15.67                13.14
o        Ameritas MidCap Growth (Fred Alger) (5/3/93)        -8.59                13.98                17.26
o        Ameritas Small Company Equity (Babson)(1/1/2001)      N/A                  N/A                  N/A
o        Ameritas Small Capitalization (McStay)(5/1/92)     -28.20                -1.40                 3.90
o        Ameritas Emerging Growth (MFS Co.) (8/1/95)        -36.42                 6.94                10.29
o        Ameritas Growth With Income (MFS Co.)(5/1/97)      -16.93                 5.68                 9.12
o        Ameritas Research (MFS Co.) (5/1/97)               -22.07                 5.07                 8.51
o        Ameritas Select (Harris/Oakmark)(1/1/2001)            N/A                  N/A                  N/A
o        Ameritas Index 500 (State Street) (8/1/95)         -13.62                 8.69                11.66

                                     SAI:4


-------------------------------------------------------------------------------------------------------------------
   Subaccount (inception date)
   (inception date of underlying series fund                                                  Ten Year or, if less,
   portfolio where Subaccount has less than              One Year              Five Year         Since Inception
   10 year's experience.)                             Surrender Policy      Surrender Policy     Surrender Policy
-------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL
o        CVS Income (4/30/2002)                                N/A                  N/A                  N/A
o        CVS Social Balanced (5/1/2000)                      -8.23                 5.65                 7.26
o        CVS Social Equity (4/30/2002)                         N/A                  N/A                  N/A
o        CVS Social International Equity (5/1/2000)         -25.79                 0.56                 4.55
o        CVS Social Mid Cap Growth (5/1/2000)               -13.31                 9.38                 9.20
o        CVS Social Small Cap Growth (5/1/2000)               9.39                 2.24                 7.18
FIDELITY (Service Class 2)
o        VIP Asset Manager (12/1/89)                         -5.70                 1.58                 1.24
o        VIP Asset Manager: Growth (8/1/95)                  -8.80                 2.66                 6.12
o        VIP Contrafund (8/1/95)                            -13.83                 5.75                11.79
o        VIP Equity-Income (10/23/87)                        -6.53                 5.82                10.96
o        VIP Growth (10/23/87)                              -18.99                 9.92                11.73
o        VIP High Income (10/23/87)                         -13.12                -6.36                 3.01
o        VIP Investment Grade Bond (6/1/91)                   6.71                 5.58                 5.36
o        VIP Overseas (10/23/87)                            -22.25                 1.20                 4.34
INVESCO
o        VIF Dynamics (8/27/97)                                N/A                  N/A                  N/A
MFS
o        New Discovery (11/1/99)                             -6.34                  N/A                12.97
Strategic Income (8/1/95)                                     3.27                 1.26                 2.80
o        Utilities (8/1/95)                                 -25.29                 8.97                13.12
MORGAN STANLEY
o        Emerging Markets Equity (5/1/97)                    -7.78                -4.62                -4.87
o        Global Value Equity (5/1/97)                        -8.32                  N/A                 7.57
o        International Magnum (5/1/97)                       -20.4                  N/A                -0.73
o        U.S. Real Estate (5/1/97)                            8.35                  N/A                 6.83
SALOMON BROTHERS
o        Variable Capital (2/1/98)                             N/A                  N/A                  N/A
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (4/26/2000)                          N/A                  N/A                  N/A
o        Russell 2000 Small Cap Index (4/26/2000)              N/A                  N/A                  N/A
o        S & P Mid Cap 400 Index (5/3/99)                      N/A                  N/A                  N/A
THIRD AVENUE
o        Third Avenue Value (9/21/99)                          N/A                  N/A                  N/A

-------------------------------------------------------------------------------------------------------------------

Yields

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                            YIELD=2[(a - b +1)6 - 1]
                                      -----
                                       cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee, administrative expense charge and the current annual Policy Fee. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so reflects a current Policy fee, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge. The yield does not include charges for any optional feature.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

                                     SAI:5

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.


                                As of 12/31/2001

       Reflecting current charges            Yield         Effective Yield
       Ameritas Money Market Subacccount     0.45%              0.45%


The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                           ADDITIONAL TAX INFORMATION

NOTE: This information should not be substituted for the advice of a personal tax advisor. We do not make any guarantee regarding the tax status of any Policy or transaction involving the Policy. Purchasers bear the complete risk that the Policy may not be treated as "annuity contracts" under federal income tax laws. The following discussion is not exhaustive and special rules not described in the Policy prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in Policy value until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total withdrawal or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the Policy's cost basis is withdrawn. For Policies issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity income option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equals the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Policy within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under a Policy should seek competent financial advice about the tax consequences of distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us.

                                     SAI:6

Withholding Tax on Distributions
The Code generally requires us (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from Policies issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a), 403(a) or 457 of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a Policy other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification
Section 817(h) of the Code provides that in order for a variable annuity policy based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such policy must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the series funds and their portfolios, intends to comply with those diversification requirements. We and the series funds have entered into agreements regarding participation in the series funds that requires the series funds and their portfolios to comply with the Treasury regulations.

Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy owner control of the investments of the Separate Account will cause the Policy owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the Policy.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

                                     SAI:7

Multiple Contracts
The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons
Under Section 72(u) of the Code, the investment earnings on policy premiums will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

Death Benefits
Any death benefits paid under the Policy are taxable to the beneficiary. The rules governing the taxation of payments from an annuity policy, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


Tax Treatment of Assignments
An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Policy.


Qualified Plans
The Policy offered by the Prospectus is designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Policies issued to fund the plan.


                          Tax Treatment of Withdrawals

                               Non-Qualified Plans
Section 72 of the Code governs treatment of distributions from annuity policies. It provides that if the policy value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment,

                                     SAI:8
then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


                                 Qualified Plans
In the case of a withdrawal under a qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (IRAs) and 457 (governmental plans). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Policy; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the policy owner or annuitant (as applicable) and his or her spouse and dependents if the policy owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the policy owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

                                     SAI:9

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans

The Policy is designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Policy, unless we specifically consent to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policy comply with applicable law.

A qualified Policy will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Policy has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. The following are general descriptions of the types of qualified plans with which the Policy may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting Policy provisions that may otherwise be available as described herein. Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Contracts" above.)

Federal law requires that optional annuity benefits provided under an employer's deferred compensation plan cannot, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Policies we sell in connection with certain qualified plans use annuity tables which do not differentiate on the basis of sex. We may also use such tables with certain non-qualified deferred compensation plans.

                                     SAI:10

Tax-Sheltered Annuities
Public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code may purchase "tax-sheltered annuities," also known as "403(b) annuities." These qualifying employers may make contributions to the Policy for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are allowed if provided for under the Policy. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities
Eligible individuals may contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs
Individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to the lesser of (1) $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, or (2) 100% of compensation and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Pension and Profit-Sharing Plans
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policy to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment unless permitted under the new employer's plan.


                                     SAI:11

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov/edaux/prospect.htm and type in "First Ameritas" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

                            SERVICE MARKS & COPYRIGHT

"First Ameritas," and the bison symbol are registered service marks of Ameritas Life Insurance Corp., which licenses their use to First Ameritas Life Insurance Corp. of New York. "OVERTURE ANNUITY III-PLUS" is a registered service mark of Ameritas Variable Life Insurance Company, which licenses its use to First Ameritas Life Insurance Corp. of New York. The Policy and Policy prospectus are copyrighted by First Ameritas Life Insurance Corp. of New York.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                                     SAI:12

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

First Ameritas Life Insurance Corp. of New York
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise First Ameritas Variable Annuity Separate Account as of December 31, 2001, and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting First Ameritas Variable Annuity Separate Account as of December 31, 2001, and the results of their operations and changes in net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002
                                     F-I-1

                                 FIRST AMERITAS
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS
INVESTMENTS AT FAIR VALUE:

     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
         VIP Equity-Income Portfolio Service Class 2 (Equity-Income SC2) -
            1,311.750 shares at $22.59 per share  (cost $29,814)                                       $     29,632
         VIP Growth Portfolio Service Class 2 (Growth SC2) -
            109.150 shares at $33.34 per share  (cost $3,641)                                                 3,639
         VIP High Income Portfolio Service Class 2 (High Income SC2) -
            0.000 shares at $6.36 per share  (cost $0)                                                         ----
         VIP Overseas Portfolio Service Class 2 (Overseas SC2) -
            0.000 shares at $13.81 per share  (cost $0)                                                        ----
         VIP Asset Manager Portfolio Service Class 2 (Asset Mgr. SC2) -
            599.383 shares at $14.36 per share  (cost $8,481)                                                 8,607
         VIP Investment Grade Bond Portfolio Service Class 2 (Inv. Bond SC2) -
            3,434.275 shares at $12.82 per share  (cost $42,379)                                             44,027
         VIP Contrafund Portfolio Service Class 2 (Contrafund SC2) -
            573.077 shares at $20.00 per share  (cost $11,158)                                               11,461
         VIP Asset Manager:  Growth Portfolio Service Class 2 (Asset Mgr. Gr. SC2) -
            0.000 shares at $12.43 per share  (cost $0)                                                        ----
     The Alger American Fund (Alger):
     --------------------------------
         Alger American Balanced Portfolio (Balanced) -
            11.231 shares at $13.08 per share  (cost $145)                                                      147
         Alger American Leveraged AllCap Portfolio (Leveraged) -
            115.827 shares at $31.55 per share  (cost $3,569)                                                 3,654
     MFS Variable Insurance Trust (MFS):
     -----------------------------------
         Global Governments Series (Global Govern.) -
            0.000 shares at $10.09 per share  (cost $0)                                                        ----
         Utilities Series (Utilities) -
            843.893 shares at $15.95 per share  (cost $15,891)                                               13,460
         New Discovery Series (New Discovery) -
            905.028 shares at $15.27 per share  (cost $13,107)                                               13,819
     The Universal Institutional Funds, Inc. (Morgan Stanley):
     ---------------------------------------------------------
         Emerging Markets Equity Portfolio (Emerging Markets)  -
            0.000 shares at $6.63 per share  (cost $0)                                                         ----
         Global Value Equity Portfolio (Global Equity) -
            0.000 shares at $12.13 per share  (cost $0)                                                        ----
         International Magnum Portfolio (Intl. Magnum) -
            0.000 shares at $9.46 per share  (cost $0)                                                         ----
         U.S. Real Estate Portfolio (U.S. Real Estate) -
            0.000 shares at $12.08 per share  (cost $0)                                                        ----

                                     F-I-2

                                 FIRST AMERITAS
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
     -------------------------------------------------------------
         Ameritas Emerging Growth Portfolio (Emerging Growth) -
            0.000 shares at $17.86 per share  (cost $0)                                                $       ----
         Ameritas Growth Portfolio (Growth) -
            0.000 shares at $47.95 per share  (cost $0)                                                        ----
         Ameritas Growth With Income Portfolio (Growth with Income) -
            0.000 shares at $17.64 per share  (cost $0)                                                        ----
         Ameritas Income & Growth Portfolio (Income and Growth) -
            421.237 shares at $13.17 per share  (cost $6,147)                                                 5,548
         Ameritas Index 500 Portfolio (Index 500) -
            64.868 shares at $124.30 per share  (cost $8,807)                                                 8,062
         Ameritas MidCap Growth Portfolio (MidCap) -
            802.869 shares at $30.50 per share  (cost $24,703)                                               24,487
         Ameritas Money Market Portfolio (Money Market) -
            233,721.200 shares at $1.00 per share  (cost $233,721)                        $   233,721
                Dividends Receivable                                                               20
                                                                                         -------------
                   Total                                                                                    233,741
         Ameritas Research Portfolio (Research) -
            0.000 shares at $16.27 per share  (cost $0)                                                        ----
         Ameritas Small Capitalization Portfolio (Small Cap) -
            0.000 shares at $29.40 per share  (cost $0)                                                        ----
     Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
     ------------------------------------------------------------------
         CVS Social Balanced Portfolio (Balanced) -
            29,468.886 shares at $1.759 per share  (cost $55,681)                                            51,836
         CVS Social International Equity Portfolio (Intl. Equity) -
            307.109 shares at $12.84 per share  (cost $4,385)                                                 3,944
         CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            554.660 shares at $25.51 per share  (cost $14,790)                                               14,150
         CVS Social Small Cap Growth Portfolio (Small Cap) -
            666.427 shares at $14.80 per share  (cost $9,386)                                                 9,863

                                                                                                      --------------
     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                    $    480,077
                                                                                                      ==============


The accompanying notes are an integral part of these financial statements.

                                     F-I-3

                                 FIRST AMERITAS
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                        FOR THE PERIOD ENDED DECEMBER 31

                                                                                            Fidelity

                                                                             ---------------------------------------
                                                                                  Equity-
                                                                                  Income              Growth
                                                                                   SC2                 SC2
                                                                             -----------------    ------------------
                                                                                   2001                 2001
                                                                             -----------------    ------------------
STATEMENTS OF OPERATIONS

Investment income:

   Dividend distributions received                                            $          ----      $          ----
   Mortality and expense risk charge                                                      103                    6
                                                                             -----------------    ------------------
Net investment income(loss)                                                              (103)                  (6)
                                                                             -----------------    ------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                 ----                 ----
   Net realized gain(loss) on sale of fund shares                                        (118)                ----
                                                                             -----------------    ------------------
Net realized gain(loss)                                                                  (118)                ----
                                                                             -----------------    ------------------
Change in unrealized appreciation(depreciation)                                          (182)                  (2)
                                                                             -----------------    ------------------
Net increase(decrease) in net assets resulting

   from operations                                                            $          (403)     $            (8)
                                                                             =================    ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:

  Net investment income(loss)                                                 $          (103)     $            (6)
  Net realized gain(loss)                                                                (118)                 ----
  Net change in unrealized appreciation(depreciation)                                    (182)                  (2)
                                                                             -----------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       (403)                  (8)
                                                                             -----------------    ------------------
Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                   ----                 ----
   Subaccounts transfers (including fixed account), net                                31,128                3,647
   Transfers for policyowner benefits and terminations                                 (1,093)                ----
   Policyowner maintenance charges                                                       ----                 ----
                                                                             -----------------    ------------------
Net increase(decrease) from policyowner transactions                                   30,035                3,647

                                                                             -----------------    ------------------
Total increase(decrease) in net assets                                                 29,632                3,639
Net assets at beginning of period                                                        ----                 ----
                                                                             -----------------    ------------------
Net assets at end of period                                                   $        29,632      $         3,639
                                                                             =================    ==================


The accompanying notes are an integral part of these financial statements.
                                     F-I-4

                                 Fidelity                                                     Alger

-----------------------------------------------------------------------------  -------------------------------------
     Overseas           Asset Mgr.          Inv. Bond         Contrafund

       SC2                 SC2                 SC2                SC2              Balanced           Leveraged
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
       2001                2001               2001               2001                2001               2001
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------


  $         ----       $         ----     $         ----     $         ----      $         ----     $         ----
             282                    9                201                 14                ----                  6
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
            (282)                  (9)              (201)               (14)               ----                 (6)
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------


            ----                 ----               ----               ----                ----               ----
           7,820                 ----                 86               ----                ----               ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
           7,820                 ----                 86               ----                ----               ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------

            ----                  126              1,648                304                   2                 86
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------


  $        7,538       $          117     $        1,533     $          290      $            2     $           80
===================  =================  ================== ==================  =================  ==================





  $         (282)      $           (9)    $         (201)    $          (14)     $         ----     $           (6)
           7,820                 ----                 86               ----                ----               ----
            ----                  126              1,648                304                   2                 86
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------

           7,538                  117              1,533                290                   2                 80
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------


            ----                 ----               ----               ----                ----               ----
          (7,538)               8,490             44,987             11,171                 145              3,574
            ----                 ----             (2,493)              ----                ----               ----
            ----                 ----               ----               ----                ----               ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
          (7,538)               8,490             42,494             11,171                 145              3,574
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------

            ----                8,607             44,027             11,461                 147              3,654
            ----                 ----               ----               ----                ----               ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
  $         ----       $        8,607     $       44,027     $       11,461      $          147     $        3,654
===================  =================  ================== ==================  =================  ==================

                                     F-I-5

                                 FIRST AMERITAS
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                        FOR THE PERIOD ENDED DECEMBER 31

                                                                                              MFS

                                                                            ----------------------------------------
                                                                                                        New

                                                                                Utilities            Discovery

                                                                            ------------------   -------------------
                                                                                  2001                  2001
                                                                            ------------------   -------------------
STATEMENTS OF OPERATIONS

Investment income:

   Dividend distributions received                                           $           ----     $           ----
   Mortality and expense risk charge                                                       65                   34
                                                                            ------------------   -------------------
Net investment income(loss)                                                               (65)                 (34)
                                                                            ------------------   -------------------

Realized gain(loss) on investments:

   Net realized gain(loss) distributions                                                 ----                 ----
   Net realized gain(loss) on sale of fund shares                                        (122)                 (43)
                                                                            ------------------   -------------------
Net realized gain(loss)                                                                  (122)                 (43)
                                                                            ------------------   -------------------

Change in unrealized appreciation(depreciation)                                        (2,430)                 713
                                                                            ------------------   -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         (2,617)    $            636
                                                                            ==================   ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:

  Net investment income(loss)                                                $            (65)    $            (34)
  Net realized gain(loss)                                                                (122)                 (43)
  Net change in unrealized appreciation(depreciation)                                  (2,430)                 713
                                                                            ------------------   -------------------
Net increase(decrease) in net assets resulting

   from operations                                                                     (2,617)                 636
                                                                            ------------------   -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                   ----                 ----
   Subaccounts transfers (including fixed account), net                                16,870               13,443
   Transfers for policyowner benefits and terminations                                   (793)                (260)
   Policyowner maintenance charges                                                       ----                 ----
                                                                            ------------------   -------------------
Net increase(decrease) from policyowner transactions                                   16,077               13,183
                                                                            ------------------   -------------------

Total increase(decrease) in net assets                                                 13,460               13,819
Net assets at beginning of period                                                        ----                 ----
                                                                            ------------------   -------------------
Net assets at end of period                                                  $         13,460     $         13,819
                                                                            ==================   ===================


The accompanying notes are an integral part of these financial statements.

                                     F-I-6

           Morgan Stanley                                                Ameritas


--------------------------------------  ----------------------------------------------------------------------------
     Emerging             Intl.            Income and                                                   Money
     Markets              Magnum             Growth            Index 500            MidCap             Market
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
       2001                2001               2001               2001                2001               2001
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------


  $         ----       $         ----     $           28     $          119      $         ----     $       20,049
             118                   48                 31                 50                  64              5,606
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
            (118)                 (48)                (3)                69                 (64)            14,443
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------


            ----                 ----                342                251               1,168               ----
          (1,764)               4,621                 (3)                (5)                (75)              ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
          (1,764)               4,621                339                246               1,093               ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------

            ----                 ----               (600)              (744)               (216)              ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------


  $       (1,882)      $        4,573     $         (264)    $         (429)     $          813     $       14,443
===================  =================  ================== ==================  =================  ==================





  $         (118)      $          (48)    $           (3)    $           69      $          (64)    $       14,443
          (1,764)               4,621                339                246               1,093               ----
            ----                 ----               (600)              (744)               (216)              ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------

          (1,882)               4,573               (264)              (429)                813             14,443
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------


            ----                 ----              5,435              7,843                ----          1,870,814
           1,882               (4,573)               377                648              24,205           (376,787)
            ----                 ----               ----               ----                (531)        (1,274,729)
            ----                 ----               ----               ----                ----               ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
           1,882               (4,573)             5,812              8,491              23,674            219,298
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------

            ----                 ----              5,548              8,062              24,487            233,741
            ----                 ----               ----               ----                ----               ----
-------------------  -----------------  ------------------ ------------------  -----------------  ------------------
  $         ----       $         ----     $        5,548     $        8,062      $       24,487     $      233,741
===================  =================  ================== ==================  =================  ==================

                                     F-I-7

                                 FIRST AMERITAS
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                        FOR THE PERIOD ENDED DECEMBER 31

                                                                                           Calvert

                                                                          ------------------------------------------
                                                                                                       Intl.
                                                                               Balanced               Equity
                                                                          --------------------  --------------------
                                                                                 2001                  2001
                                                                          --------------------  --------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                         $            1,959    $                4
   Mortality and expense risk charge                                                      209                     4
                                                                          --------------------  --------------------
Net investment income(loss)                                                             1,750                  ----
                                                                          --------------------  --------------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                  955                   464
   Net realized gain(loss) on sale of fund shares                                         (10)                 ----
                                                                          --------------------  --------------------
Net realized gain(loss)                                                                   945                   464
                                                                          --------------------  --------------------

Change in unrealized appreciation(depreciation)                                        (3,846)                 (441)
                                                                          --------------------  --------------------

Net increase(decrease) in net assets resulting
   from operations                                                        --------------------  --------------------
                                                                           $           (1,151)   $               23
                                                                          ====================  ====================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:

  Net investment income(loss)                                              $            1,750    $             ----
  Net realized gain(loss)                                                                 945                   464
  Net change in unrealized appreciation(depreciation)                                  (3,846)                 (441)
                                                                          --------------------  --------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (1,151)                   23
                                                                          --------------------  --------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                 49,154                 2,077
   Subaccounts transfers (including fixed account), net                                 3,833                 1,844
   Transfers for policyowner benefits and terminations                                   ----                  ----
   Policyowner maintenance charges                                                       ----                  ----
                                                                          --------------------  --------------------
Net increase(decrease) from policyowner transactions                                   52,987                 3,921
                                                                          --------------------  --------------------
Total increase(decrease) in net assets                                                 51,836                 3,944
Net assets at beginning of period                                                        ----                  ----
                                                                          --------------------  --------------------
Net assets at end of period                                                $           51,836    $            3,944
                                                                          ====================  ====================


The accompanying notes are an integral part of these financial statements.

                                     F-I-8

               Calvert

--------------------------------------

      MidCap            Small Cap

-------------------  -----------------
       2001                2001
-------------------  -----------------


  $         ----       $         ----
              47                   27
-------------------  -----------------
             (47)                 (27)
-------------------  -----------------


             920                  169
              (4)                  (1)
-------------------  -----------------
             916                  168
-------------------  -----------------

            (640)                 477
-------------------  -----------------


  $          229       $          618
===================  =================





  $          (47)      $          (27)
             916                  168
            (640)                 477
-------------------  -----------------

             229                  618
-------------------  -----------------


          12,077                5,000
           1,844                4,245
            ----                 ----
            ----                 ----
-------------------  -----------------
          13,921                9,245
-------------------  -----------------

          14,150                9,863
            ----                 ----
-------------------  -----------------
  $       14,150       $        9,863
===================  =================
                                     F-I-9

                                 FIRST AMERITAS
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

1.  ORGANIZATION

    The First Ameritas Variable Annuity Separate Account (the Account) began operations during 2001 as a separate investment account within First Ameritas Life Insurance Corp. of New York (the Company), a wholly owned subsidiary of Ameritas Life Insurance Corp. (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are held by the Company and are segregated from all the Company's other assets and are used only to support variable annuity products issued by the Company.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001, there are thirty subaccounts available within the Account.



    Fidelity Management and Research Company                  Morgan Stanley Asset Management
         (Advisor)                                            Morgan Stanley
    Fidelity (Fund)                                           * Emerging Markets
    * Equity-Income SC2 (Subaccount)                            (Commenced February 26, 2001)
      (Commenced July 11, 2001)                               * Global Equity (A)
    * Growth SC2 (Commenced October 26, 2001)                 * Intl. Magnum (Commenced February 26, 2001)
    * High Income SC2 (A)                                     * U.S. Real Estate (A)
    * Overseas SC2 (Commenced February 26, 2001)
    * Asset Mgr. SC2                                          Ameritas Investment Corp. (See Note 4)
      (Commenced November 19, 2001)                           Ameritas
    * Inv. Bond SC2 (Commenced July 11, 2001)                 * Emerging Growth (A)
    * Contrafund SC2                                          * Growth (A)
      (Commenced November 19, 2001)                           * Growth with Income (A)
    * Asset Mgr. Gr. SC2 (A)                                  * Income and Growth (Commenced July 3, 2001)
                                                              * Index 500 (Commenced July 3, 2001)
    Fred Alger Management, Inc.                               * MidCap (Commenced July 11, 2001)
    Alger                                                     * Money Market
    * Balanced (Commenced October 26, 2001)                     (Commenced February 15, 2001)
    * Leveraged (Commenced November 19, 2001)                 * Research (A)
                                                              * Small Cap (A)

Massachusetts Financial Services Company

    MFS                                                       Calvert Asset Management Company, Inc.
    * Global Govern. (A)                                        (See Note 4)
    * Utilities (Commenced July 11, 2001)                     Calvert
    * New Discovery (Commenced July 11, 2001)                 * Balanced (Commenced July 6, 2001)
                                                              * Intl. Equity (Commenced November 19, 2001)
                                                              * Mid Cap (Commenced July 6, 2001)
                                                              * Small Cap (Commenced July 6, 2001)

    (A) These subaccounts have had no activity since inception.

                                     F-I-10

 2. ACCOUNTING POLICIES

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS

    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES

    The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributed to the operations of the Account or to the policies funded in the Account. Currently, the Company does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.  CHARGES

    The Company charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

4.  RELATED PARTIES

    The Ameritas subaccounts are managed by Ameritas Investment Corp., an affiliate of the Company. During the periods ended December 31, 2001, these subaccounts incurred advisory fees of approximately $643, payable to Ameritas Investment Corp. Other affiliates of the Company also provided sub-advisory and administrative services to these subaccounts during 2001 of approximately $88.

    Calvert Asset Management Company, Inc., an affiliate of the Company, serves as an investment advisor to the Calvert subaccounts.

                                     F-I-11

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:


                                                                               Purchases               Sales
                                                                          --------------------  --------------------
    Fidelity:
      Equity-Income SC2                                                     $      31,129        $        1,197
      Growth SC2                                                                    3,647                     6
      Overseas SC2                                                              4,044,785             4,052,605
      Asset Mgr. SC2                                                                8,490                     9
      Inv. Bond SC2                                                                44,987                 2,694
      Contrafund SC2                                                               11,171                    14

    Alger:
      Balanced                                                                        145                  ----
      Leveraged                                                                     3,574                     6

    MFS:

      Utilities                                                                    16,870                   858
      New Discovery                                                                13,443                   294

    Morgan Stanley:
      Emerging Markets                                                          1,840,084             1,838,321
      Intl. Magnum                                                                748,674               753,295

    Ameritas:
      Income and Growth                                                             6,182                    31
      Index 500                                                                     8,861                    50
      MidCap                                                                       25,373                   594
      Money Market                                                              8,666,732             8,433,011

    Calvert:
      Balanced                                                                     55,901                   209
      Intl. Equity                                                                  4,390                     4
      Mid Cap                                                                      14,841                    47
      Small Cap                                                                     9,414                    27

6.  UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                     F-I-12


                                                                                    Expenses
                                                                          Inv.      as a % of
                                Unit                       Net Assets     Income    Average             Total
                             Value ($)            Units        ($)         Ratio    Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity:
Equity-Income SC2
2001                        22.49   22.59         1,317         29,632     ----     0.95    1.40    (1.93)    4.47

Growth SC2
2001                        33.25   33.34           109          3,639     ----     0.95    1.40    (0.31)    4.60

Overseas SC2
2001                        13.81   13.81          ----           ----     ----     0.95    1.40      .97      .97

Asset Mgr. SC2
2001                        14.34   14.36           600          8,607     ----     0.95    1.40     1.37     1.37

Inv. Bond SC2
2001                        12.76   12.82         3,450         44,027     ----     0.95    1.40     3.43     3.43

Contrafund SC2
2001                        19.97   20.00           574         11,461     ----     0.95    1.40     2.56     2.61

Alger:
Balanced
2001                        13.05   13.08            11            147      ---     0.95    1.40     1.30     1.30

Leveraged
2001                        31.50   31.55           116          3,654     ----     0.95    1.40     2.24     2.24

MFS:
Utilities
2001                        15.88   15.95           848         13,460     ----     0.95    1.40   (15.68)  (15.68)

New Discovery
2001                        15.20   15.27           909         13,819     ----     0.95    1.40     2.23     7.14

Morgan Stanley:
Emerging Markets
2001                         6.63    6.63          ----           ----     ----     0.95    1.40     (.55)    (.55)

Intl. Magnum
2001                         9.46    9.46          ----           ----     ----     0.95    1.40     3.70     3.70

Ameritas:
Income and Growth
2001                        13.17   14.09           396          5,548      .60     0.95    1.40    (6.17)    0.15

                                     F-I-13

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)            Units      ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Ameritas, continued:
Index 500
2001                       124.30  129.29            63          8,062     1.58     0.95    1.40    (7.32)   (7.32)

MidCap
2001                        30.50   31.96           768         24,487     ----     0.95    1.40     0.89     6.08

Money Market
2001                         1.00    1.01       232,228        233,741     3.75     0.95    1.40     0.11     0.95

Calvert:
Balanced
2001                         1.85    1.86        27,950         51,836     4.48     0.95    1.40    (2.96)    2.51

Intl. Equity
2001                        12.84   14.55           271          3,944      .14     0.95    1.40    (0.66)   (0.66)

MidCap
2001                        25.51   27.13           522         14,150     ----     0.95    1.40    (2.84)    5.37

Small Cap
2001                        14.80   14.99           658          9,863     ----     0.95    1.40     3.92     3.92


7.  CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:
                                                   2001

                                            -------------------
     Fidelity:
     Equity-Income SC2
     Units issued                                     1,370
     Units redeemed                                     (53)
                                            -------------------
     Net increase(decrease)                           1,317
                                            ===================
     Growth SC2
     Units issued                                       109
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                             109
                                            ===================
     Overseas SC2
     Units issued                                   255,025
     Units redeemed                                (255,025)
                                            -------------------
     Net increase(decrease)                            ----
                                            ===================
                                     F-I-14

                                                   2001

                                            -------------------
     Fidelity, continued:
     Asset Mgr. SC2
     Units issued                                       600
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                             600
                                            ===================
     Inv. Bond SC2
     Units issued                                     3,646
     Units redeemed                                    (196)
                                            -------------------
     Net increase(decrease)                           3,450
                                            ===================
     Contrafund SC2
     Units issued                                       574
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                             574
                                            ===================

     Alger:
     Balanced
     Units issued                                        11
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                              11
                                            ===================
     Leveraged
     Units issued                                       116
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                             116
                                            ===================

     MFS:
     Utilities
     Units issued                                       896
     Units redeemed                                     (48)
                                            -------------------
     Net increase(decrease)                             848
                                            ===================
     New Discovery
     Units issued                                       929
     Units redeemed                                     (20)
                                            -------------------
     Net increase(decrease)                             909
                                            ===================
     Morgan Stanley:
     Emerging Markets
     Units issued                                   268,857
     Units redeemed                                (268,857)
                                            -------------------
     Net increase(decrease)                            ----
                                            ===================
                                     F-I-15

                                                   2001

                                            -------------------
     Morgan Stanley, continued:
     Intl. Magnum
     Units issued                                    71,073
     Units redeemed                                 (71,073)
                                            -------------------
     Net increase(decrease)                            ----
                                            ===================
     Ameritas:
     Income and Growth
     Units issued                                       397
     Units redeemed                                      (1)
                                            -------------------
     Net increase(decrease)                             396
                                            ===================
     Index 500
     Units issued                                        63
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                              63
                                            ===================

     MidCap
     Units issued                                       787
     Units redeemed                                     (19)
                                            -------------------
     Net increase(decrease)                             768
                                            ===================
     Money Market
     Units issued                                 8,671,607
     Units redeemed                              (8,439,379)
                                            -------------------
     Net increase(decrease)                         232,228
                                            ===================
     Calvert:
     Balanced
     Units issued                                    27,950
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                          27,950
                                            ===================
     Intl. Equity
     Units issued                                       271
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                             271
                                            ===================

     MidCap
     Units issued                                       522
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                             522
                                            ===================

                                     F-I-16

                                                   2001

                                            -------------------
     Calvert, continued:
     Small Cap
     Units issued                                       658
     Units redeemed                                    ----
                                            -------------------
     Net increase(decrease)                             658
                                            ===================


8. ACCOUNTING PRONOUNCEMENTS

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This guide has no impact on the underlying value of net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-I-17

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
First Ameritas Life Insurance Corp. of New York
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of First Ameritas Life Insurance Corp. of New York (the Company), a wholly owned subsidiary of Ameritas Life Insurance Corp., as of December 31, 2001 and 2000, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First Ameritas Life Insurance Corp. of New York as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of First Ameritas Life Insurance Corp. of New York as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As discussed in Note 1 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Insurance Department of the State of New York (the "Department") of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual - Version effective January 1, 2001, as modified by the Department.

/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002

                                     F-II-1

                 FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                            LIABILITIES AND SURPLUS

                                                                                         December 31

                                                                          ------------------------------------------
                             ADMITTED ASSETS                                     2001                  2000

                                                                          --------------------  --------------------
Investments
     Bonds                                                                 $      16,816,795     $      12,844,504
     Mortgage loans                                                                  829,666               741,200
     Short-term investments                                                                -             4,092,002
                                                                          --------------------  --------------------
                                                                                  17,646,461            17,677,706
     Loans on insurance policies                                                     112,406                81,008
                                                                          --------------------  --------------------
                   Total Investments                                              17,758,867            17,758,714

Cash and cash equivalents                                                          4,568,621               612,454
Accrued investment income                                                            290,980               256,754
Premiums receivable                                                                  371,432               315,757
Accounts receivable - affiliate                                                       17,140                66,259
Other receivables                                                                     40,146                10,854
Separate accounts                                                                    546,956                     -
                                                                          --------------------  --------------------
                     Total                                                 $      23,594,142     $      19,020,792
                                                                          ====================  ====================

                         LIABILITIES AND SURPLUS
LIABILITIES
     Policy reserves                                                       $       5,381,715     $       2,603,027
     Reserve for unpaid claims                                                     1,277,858             1,356,032
     Accrued separate account transfers                                                7,572                     -
     Accounts payable - affiliates                                                   377,825               182,069
     Income taxes payable - affiliate                                                 77,254                11,869
     Other liabilities                                                               648,413               723,577
     Separate accounts                                                               546,956                     -
                                                                          --------------------  --------------------
                   Total Liabilities                                               8,317,593             4,876,574
                                                                          --------------------  --------------------
     Asset valuation reserve                                                          53,165                31,120
                                                                          --------------------  --------------------
SURPLUS
     Common stock, par value $1,000 per share;
       2,000 shares authorized, issued and outstanding                             2,000,000             2,000,000
     Additional paid-in capital                                                    6,800,000             6,800,000
     Surplus                                                                       6,423,384             5,313,098
                                                                          --------------------  --------------------
                   Total Surplus                                                  15,223,384            14,113,098
                                                                          --------------------  --------------------

                       Total                                               $      23,594,142     $      19,020,792
                                                                          ====================  ====================


The accompanying notes are an integral part of these statutory financial statements.
                                     F-ll-2

                 FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                       STATUTORY STATEMENTS OF OPERATIONS

                                                                                       Years Ended December 31
                                                                          ------------------------------------------
                                                                                 2001                  2000
                                                                         --------------------  --------------------
INCOME
     Premium income                                                         $    14,735,716       $    10,675,147
     Net reinsurance:
       Yearly renewable term, net                                                   162,638               (43,024)
                                                                          --------------------  --------------------
         Net premium income                                                      14,898,354            10,632,123

     Net investment income                                                        1,192,396             1,150,159
     Miscellaneous income                                                           129,946               506,120
                                                                          --------------------  --------------------
                                                                                 16,220,696            12,288,402
                                                                         --------------------  --------------------
EXPENSES

     Increase in reserves                                                         2,778,688               506,796
     Benefits to policyowners                                                     8,000,384             6,288,612
     Commissions                                                                    666,415               635,919
     General insurance expenses                                                   2,704,018             2,760,992
     Taxes, licenses and fees                                                       354,181               403,048
     Reimbursement by uninsured plans                                              (426,224)                    -
     Net premium transferred to separate accounts                                   476,959                     -
                                                                          --------------------  --------------------
                                                                                 14,554,421            10,595,367
                                                                          --------------------  --------------------
Net income before income taxes                                                    1,666,275             1,693,035

Income tax expense                                                                  583,060               657,551
                                                                          --------------------  --------------------
Net income                                                                  $     1,083,215       $     1,035,484
                                                                          ====================  ====================


The accompanying notes are an integral part of these statutory financial statements.
                                     F-II-3


                                                        FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                                                          STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                                                        FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                      Additional
                                                                      Common Stock                     Paid-in
                                                       -------------------------------------
                                                        Shares        Amount        Capital          Surplus           Total
                                                       ------   ------------    ------------    -------------    -------------

BALANCE, January 1, 2000                               2,000    $  2,000,000    $  6,800,000    $   4,401,712    $  13,201,712

      Transfer to asset valuation reserve                  -                -              -          (11,019)         (11,019)

      Decrease in non-admitted assets                      -                -              -         (113,079)        (113,079)

      Net income                                           -                -              -        1,035,484        1,035,484
                                                   ---------    -------------   ------------     ------------     ------------
BALANCE, December 31, 2000                             2,000        2,000,000      6,800,000        5,313,098       14,113,098

      Transfer to asset valuation reserve                  -                -              -          (22,045)         (22,045)

      Increase in non-admitted assets                      -                -              -           28,469           28,469

      Change in accounting principle                       -                -              -           20,647           20,647

      Net income                                           -                -              -        1,083,215        1,083,215
                                                   ---------    ------------    ------------    -------------    -------------

BALANCE, December 31, 2001                             2,000    $  2,000,000    $  6,800,000    $   6,423,384    $  15,223,384
                                                   =========    ============    ============    =============    =============




The accompanying notes are an integral part of these statutory financial statements.

                                     F-II-4

                 FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

                       STATUTORY STATEMENTS OF CASH FLOWS

                                                                                   Years Ended December 31
                                                                          ------------------------------------------
                                                                                 2001                  2000
                                                                          --------------------  --------------------
OPERATING ACTIVITIES
     Net premium income received                                            $    14,955,986       $     10,767,826
     Net investment income received                                               1,104,665                984,982
     Net premium transferred to separate accounts                                  (469,387)                     -
     Benefits paid to policyowners                                               (8,080,145)            (6,148,609)
     Expenses and taxes, other than federal income taxes                         (3,318,245)            (3,751,430)
     Federal income taxes paid                                                     (517,675)              (678,866)
     Other operating income and disbursements, net                                   26,718                367,561
                                                                          --------------------  --------------------
       Net cash from operating activities                                         3,701,917              1,541,464
                                                                          --------------------  --------------------
INVESTING ACTIVITIES

     Proceeds from investments matured                                            2,113,021              2,189,267
     Cost of investments acquired                                                (6,124,845)            (9,403,830)
     Net increase in loans on insurance policies                                    (31,398)               (19,896)
                                                                          --------------------  --------------------
       Net cash from investing activities                                        (4,043,222)            (7,234,459)
                                                                          --------------------  --------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
     Other miscellaneous, net                                                       205,470                136,725
                                                                          --------------------  --------------------
       Net cash from financing and miscellaneous activities                         205,470                136,725
                                                                          --------------------  --------------------
NET DECREASE IN CASH AND CASH EQUIVALENTS
     AND SHORT-TERM INVESTMENTS                                                    (135,835)            (5,556,270)

CASH AND CASH EQUIVALENTS AND SHORT-TERM
     INVESTMENTS - BEGINNING OF PERIOD                                            4,704,456             10,260,726
                                                                          --------------------  --------------------

CASH AND CASH EQUIVALENTS AND SHORT-TERM-
     INVESTMENTS - END OF PERIOD                                            $     4,568,621       $      4,704,456
                                                                          ====================  ====================


The accompanying notes are an integral part of these statutory financial statements.

                                     F-II-5

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000

-----------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies

First Ameritas Life Insurance Corp. of New York (the Company), a stock life insurance company domiciled in the State of New York, is a wholly owned subsidiary of Ameritas Life Insurance Corp. (ALIC), a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). The Company markets low-load universal life, variable life, variable annuity, term life insurance policies and group dental insurance in the State of New York.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of New York.

Effective January 1, 2001, the State of New York adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC
SAP) as the basis of its statutory accounting practices, except that it has retained the prescribed practices that deferred tax assets and deferred tax liabilities are not recognized. In addition, the Commissioner of the Insurance Department of the State of New York has the right to permit other specific practices that may deviate from prescribed practices.

A reconciliation of the Company's net income and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below.

                                                                                                       2001

----------------------------------------------------------------------------------------------- --------------------
Statutory net income as reported and in conformity with NAIC SAP                                 $        1,083,215
----------------------------------------------------------------------------------------------- --------------------
Statutory surplus, as reported                                                                   $       15,223,384
State prescribed practices (surplus):
    Deferred Tax Assets, net                                                                                106,211
----------------------------------------------------------------------------------------------- --------------------
Statutory surplus in conformity with NAIC SAP                                                    $       15,329,595
----------------------------------------------------------------------------------------------- --------------------

Accounting practices and procedures of the NAIC as prescribed or permitted by the Insurance Department of the State of New York comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

(a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

(b) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

(c) Deferred federal income tax is not provided for temporary differences between tax and financial reporting, while under GAAP deferred taxes are provided;

(d) No provision has been made for federal income taxes on unrealized appreciation of investments which are carried at fair value, while under GAAP such provision is provided;

                                     F-II-6

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

(e) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals. The effect, if any, on reserves due to a change in reserve as a result of a change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations;

(f) Asset valuation reserves ("AVR") are established in the statutory financial statements;

(g) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

(h) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance;

(i) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

The Company does not prepare separate company financial statements on a GAAP basis and the impact of the difference between NAIC SAP and GAAP is not practically determinable for the purpose of separate company GAAP financial statements.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves.

Investments

Investments are reported according to valuation procedures prescribed by the NAIC. Bonds, mortgage loans and short-term investments are generally valued at amortized cost. Realized gains and losses are determined on the basis of specific identification.

Non-Admitted Assets

Certain assets, primarily nonoperating software (in both years) and state income tax receivable (in 2000 only) are designated as "non-admitted" under insurance department accounting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities, and surplus by adjustments to surplus. Total "non-admitted assets" were $70,662 and $119,778 as of December 31, 2001 and 2000, respectively.
                                     F-II-7

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Premiums and Related Commissions

Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Group dental premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves

Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM"). Reserves for variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves reflect the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to separate account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Liabilities for future policy benefits for low-load universal life type contracts are based on the policy account balance. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of New York.

Reserves for Unpaid Claims

The reserve for unpaid dental claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserve for unpaid claims for group dental insurance includes claims in course of settlement, incurred but not reported claims and unearned premiums. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Asset Valuation Reserve

The asset valuation reserve is a required appropriation of surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of bonds, mortgages and short-term investments. Realized and unrealized gains and losses, other than those resulting from interest rate changes, are added or charged to the reserve (subject to certain limitations). Changes in the reserve are charged or credited to surplus.

Income Taxes

The Company files a consolidated life/non-life tax return with Ameritas Acacia Mutual Holding Company and certain of its subsidiaries. An agreement among the members of the consolidated group provides for distribution of consolidated tax results as if filed on a separate return basis. The current income tax expense or benefit (including effects of capital gains and losses and net operating losses) is apportioned generally on a sub-group (life/non-life) basis. As a result of deferred acquisition costs, current tax benefits differ from the federal statutory tax rate in 2000.

                                     F-II-8

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Separate Accounts

During 2001, the Company began issuing variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyholders. Deposits received from, and benefits paid to, separate account policyholders invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Cash and Cash Equivalents and Short-Term Investments - The carrying amounts for these instruments approximate their fair values.

         Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

         Loans on Insurance Policies - The fair values for loans on insurance policies is estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

                                     F-II-9

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

A substantial portion of the Company's dental premium is marketed by an outside entity. The percentage of group dental premium income related to this arrangement for the years ended December 31, 2001 and 2000 was 28% and 31%, respectively.

2.  Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Effective January 1, 2001, the Insurance Department of the State of New York required that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001 (the Manual), as modified by the Insurance Department of the State of New York. Accordingly, the admitted assets, liabilities and surplus of the Company as of December 31, 2001, and the results of its operations and its cash flows for the year then ended have been determined in accordance with the new accounting principles.

Accounting changes adopted to conform to the provisions of the Manual, as modified, are reported as changes in accounting principles. The cumulative effect of the changes in accounting principles has been reported as an adjustment to surplus at January 1, 2001. The cumulative effect is the difference between the amount of surplus at January 1, 2001 and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The adoption of the new accounting principles in the Manual, as modified, has the effect of increasing surplus at January 1, 2001 by $20,647, which relates to state income tax receivables admitted under the Manual, as modified, that were nonadmitted during 2000.

                                    F-II-10

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
3.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2001:

                                                       Gross          Gross
                                                    Unrealized      Unrealized                      Book/ Adjusted
                                  Amortized Cost       Gains          Losses        Fair Value      Carrying Value
-------------------------------- ----------------- -------------- --------------- ---------------- -----------------
Bonds:
U.S. Corporate                     $   11,062,064    $   476,670    $   18,190      $  11,520,544    $   11,062,064
U.S. Treasury securities and
 obligations of U.S.
 government agencies                    3,227,997        135,976             -          3,363,973         3,227,997
Special revenue and assessment
 obligations                              983,790         56,520             -          1,040,310           983,790
Foreign                                   199,720         16,840             -            216,560           199,720
Asset backed                            1,343,224         17,467         1,675          1,359,016         1,343,224
-------------------------------- ----------------- -------------- --------------- ---------------- -----------------
Total Bonds                        $   16,816,795    $   703,473    $   19,865      $  17,500,403    $   16,816,795
================================ ================= ============== =============== ================ =================

The comparative data as of December 31, 2000 is as follows:

                                                                                                            Book/
                                                       Gross          Gross                               Adjusted
                                        Amortized    Unrealized     Unrealized                             Carrying
                                          Cost         Gains          Losses        Fair Value             Value
-------------------------------- ----------------- -------------- --------------- ---------------- -----------------
Bonds:
U.S. Corporate                     $    7,720,543    $   270,330    $  141,536      $   7,849,337    $    7,720,543
U.S. Treasury securities and
 obligations of U.S.
 government agencies                    4,924,306        124,936             -          5,049,242         4,924,306
Foreign                                   199,655          3,803            -             203,458           199,655
-------------------------------- ----------------- -------------- --------------- ---------------- -----------------
Total Bonds                        $   12,844,504    $   399,069    $  141,536      $  13,102,037    $   12,844,504
================================ ================= ============== =============== ================ =================


The amortized cost and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                              Book/Adjusted            Fair Value
                                                                              Carrying Value

---------------------------------------------------------------------- ----------------------- ---------------------
Due in one year or less                                                  $           999,215     $       1,028,440
Due after one year through five years                                              8,087,541             8,494,104
Due after five years through ten years                                             6,386,815             6,618,843
Asset backed                                                                       1,343,224             1,359,016
---------------------------------------------------------------------- ----------------------- ---------------------
Total Bonds                                                              $        16,816,795     $      17,500,403
====================================================================== ======================= =====================

Bonds not due at a single maturity date have been included in the above table in the year of final maturity.
                                    F-II-11

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
3.  Investments, (continued)

Mortgage Loans

The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rate for mortgage loans during 2001 is 6.9%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2001 and 2000.

At December 31, 2001 and 2000, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments

The statement value and estimated fair value of financial instruments at December 31 are as follows:

                                                               2001                                 2000
                                              -------------------------------------------------------------------------
                                                Book/Adjusted                        Book/Adjusted
                                                  Carrying                             Carrying
                                                    Value           Fair Value           Value           Fair Value

-----------------------------------------------------------------------------------------------------------------------
 Financial Assets:
 Bonds                                         $   16,816,795     $   17,500,403   $    12,844,504     $   13,102,037
 Mortgage loans on real estate                        829,666            835,992           741,200            771,944
 Short-term investments                                     -                  -         4,092,002          4,092,002
 Loans on insurance policies                          112,406             89,646            81,008             61,024
 Cash and cash equivalents                          4,568,621          4,568,621           612,454            612,454
 Accrued investment income                            290,980            290,980           256,754            256,754
 Assets related to Separate accounts                  546,956            546,956                 -                  -

 Financial Liabilities:

 Liabilities related to separate accounts             546,956            546,956                 -                  -
-----------------------------------------------------------------------------------------------------------------------

4.  Information Concerning Parent, Subsidiaries and Affiliates

ALIC provides technical, financial and legal support to the Company under a general cost sharing agreement. The cost of these services to the Company for the years ended December 31, 2001 and 2000 was $1,173,405 and $1,252,701,
respectively. The Company also leases office space, furniture and equipment from ALIC. The cost of these leases to the Company for the years ended December 31, 2001 and 2000 was $78,142 and $69,021, respectively.

Under the terms of an investment advisory agreement, the Company paid $47,615 and $43,203 for the years ended December 31, 2001 and 2000, respectively, to Ameritas Investment Advisors Inc., a wholly owned subsidiary of ALIC.

The Company has a yearly renewable term reinsurance agreement with ALIC. Under this agreement, ALIC assumes life insurance risk in excess of the Company's $100,000 retention limit. The Company paid $253,908 and $265,199 of reinsurance premiums, net of first year allowances, for the years ended December 31, 2001 and 2000, respectively.
                                    F-II-12

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company participates in strategic planning for the affiliated companies. Under an agreement with AHC, the Company received $301,031 and $69,857 for the years ended December 31, 2001 and 2000 related to these services.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. (AIC), an affiliated company. Policies placed by this affiliate generated commission expense of $65,001 for the year ended December 31, 2001. Additionally, the Company paid $475,200 for the year ended December 31, 2001 to AIC for services related to the distribution, sales and training for the variable life and annuity products. The Company did not sell any variable life or annuity products during 2000.

Ameritas Variable Life Insurance Company (AVLIC) has a variable insurance trust
(VIT). During 2001, the Company began to offer, in conjunction with ALIC and AVLIC, the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $338,715 as of December 31, 2001, the first year the VIT was available to its policyowners. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                          Receivable (Payable)
------------------------------------------------------------------------------------- ------------------------------
Ameritas Holding Company                                                                    $      17,140
Ameritas Life Insurance Corp.                                                                    (322,347)
Ameritas Variable Life Insurance Company                                                           (5,456)
Ameritas Investment Corp.                                                                         (39,600)
------------------------------------------------------------------------------------- ------------------------------

5. Benefit Plans

In past years, the Company was included in a multiple employer non-contributory defined-benefit pension plan (pension plan) and a defined contribution plan that covered substantially all full-time employees of ALIC and its subsidiaries. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.

The first option was to continue participation in the pension plan and defined contribution plan. Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2001 and 2000 were $21,218 and $27,344, respectively.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive Company contributions to their defined contribution plan accounts on a quarterly basis.

During 2000, the pension plan and defined contribution plan each merged with the respective pension plan and defined contribution plan of an affiliated company, and both are now sponsored by AHC. While the pension plans were merged, ALIC and its subsidiaries will continue to have a different benefit formula.
                                    F-II-13

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
5. Benefit Plans, (continued)

Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation in 2001 and 2000. In addition, for those employees who elected to terminate their participation in the pension plan, and for new full time employees subsequent to the closing of the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2001 and 2000 were $14,815 and $7,167, respectively.

The Company is also included in the postretirement benefit plan providing group medical coverage to retired employees of ALIC and its subsidiaries. For employees eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2001 and 2000 were $4,253 and $4,118, respectively.

Expenses for the defined benefit plan and postretirement group medical plan are allocated to the Company based on the number of associates in ALIC and its subsidiaries.

6.  Dividend Restrictions

The Company is subject to regulation by the Insurance Department of the State of New York. Insurance department regulations restrict the advance of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.

7.  Commitments and Contingencies

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

8. Gain or Loss to the Reporting Entity from Uninsured Accident and Health Plans and the Uninsured Portion of Partially Insured Plans

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                                                     2001

------------------------------------------------------------------------------------------- ------------------------
Net reimbursement for administrative expenses (including administrative fees) in excess
 of actual expenses                                                                          $      119,162
Total net other income (expenses) (including interest paid to or received from ASO
 uninsured plans)                                                                                   (72,434)
------------------------------------------------------------------------------------------- ------------------------
Net gain from operations                                                                     $       46,728
=========================================================================================== ========================

Total claim payment volume                                                                   $    1,163,211
=========================================================================================== ========================

                                    F-II-14

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
8. Gain or Loss to the Reporting Entity from Uninsured Accident and Health Plans and the Uninsured Portion of Partially Insured Plans, (continued)

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:

                                                                                                     2001
------------------------------------------------------------------------------------------- ------------------------
Gross reimbursement for dental cost incurred                                                 $      307,063
Gross expenses incurred (claims and administrative)                                                 195,841
------------------------------------------------------------------------------------------- ------------------------
Net gain from operations                                                                     $      111,222
=========================================================================================== ========================

9.  Direct Premiums Written

The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $2,930,000 and $3,186,000 for the year ended December 31, 2001 and 2000, respectively. The Company has no other third party administrators or any managing general agents during these periods.

10.  Other Items

Securities with an amortized cost of $446,855 and $444,397 at December 31, 2001 and 2000, respectively, were on deposit with the Insurance Department of the State of New York.

11.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

Following is a summary of the transactions through reinsurance operations:

For the year ended December 31:                                                            2001             2000
----------------------------------------------------------------------------------------------------------------------
Premiums
  Assumed                                                                              $   741,774      $   582,267
  Ceded (related party of $341,137 and $399,164 in 2001 and 2000, respectively)            579,135          625,291
----------------------------------------------------------------------------------------------------------------------
Claims
  Assumed                                                                                  767,159          583,647
  Ceded (related party of $0 and $160,000 in 2001 and 2000, respectively)                  375,320          326,765
----------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves
  Assumed                                                                                  114,872           86,495
  Ceded (related party of $122,722 and $171,125 in 2001 and 2000,
    respectively)                                                                          146,604          195,973
----------------------------------------------------------------------------------------------------------------------

The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.
                                    F-II-15

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
11.  Reinsurance, (continued)

The Company does not own in excess of 10%, or control, either directly or indirectly through a representative, officer, trustee or director of the Company, any reinsurance companies designated as non-affiliated at December 31, 2001.

The Company has not issued any policies that are reinsured with a company chartered outside the United States that is owned in excess of 10% or controlled, either directly or indirectly, by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business at December 31, 2001.

The Company does not have any reinsurance agreements in effect at December 31, 2001 under which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premium or other similar credits.

The Company does not have any reinsurance agreements in effect such that the amount of losses paid or accrued at December 31, 2001 results in a payment to a reinsurer for an amount that, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceeds the total direct premium collected under the reinsured policies.

The Company has not recorded a reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than for nonpayment of premium or other similar credits) for termination of any reinsurance agreements, by either party, during 2001.

The Company has not executed any new agreements during 2001, or amended any existing agreements since January 1, 2001, to include policies or contracts that were in force or which had existing reserves established by the Company as of the effective date of the agreement or amendment.

12.  Changes in Reserve for Unpaid Claims and Claim Adjustment Expenses

The following is a rollforward of reserves for unpaid claims and claim adjustment expenses at December 31:

                                                                                 2001                   2000
------------------------------------------------------------------------- ------------------- -- --------------------
Balance at January 1                                                       $       1,267,324      $        1,222,434
Less reinsurance recoveries                                                          (61,647)                (72,988)
------------------------------------------------------------------------- ------------------- -- --------------------
Net balance at January 1                                                           1,205,677               1,149,446
Incurred related to:
    Current year                                                                   6,643,269               6,474,229
    Prior year                                                                      (479,297)               (396,088)
------------------------------------------------------------------------- ------------------- -- --------------------
        Total incurred                                                             6,163,972               6,078,141
Paid related to:
    Current year                                                                   5,456,401               5,268,552
    Prior year                                                                       726,380                 753,358
------------------------------------------------------------------------- ------------------- -- --------------------
        Total paid                                                                 6,182,781               6,021,910
Net balance at December 31                                                         1,186,868               1,205,677
Plus reinsurance recoveries                                                           90,990                  61,647
------------------------------------------------------------------------- ------------------- -- --------------------

Balance at December 31                                                             1,277,858               1,267,324
Life reserves                                                                              -                  88,708
------------------------------------------------------------------------- ------------------- -- --------------------
Total reserve for unpaid claims                                            $       1,277,858      $        1,356,032
========================================================================= =================== == ====================

                                    F-II-16

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
12. Changes in Reserve for Unpaid Claims and Claim Adjustment Expenses, (continued)

Reserves for unpaid claims and loss adjustment expenses attributable to insured events of prior years have been adjusted as the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding claim experience. No additional premiums or return premiums have been accrued as a result of the prior year effects.

13.  Policy Reserves

The Company issues low load universal, variable universal, traditional term and variable annuity business. The Company waives deduction of deferred factional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for substandard lives. Reserves for substandard universal or variable universal life policies are included in the policy reserve. Reserves for substandard non-interest sensitive policies equal one-half the gross extra premium.

The Company had $94,685,000 and $128,000,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of New York as of December 31, 2001 and 2000, respectively. Reserves to cover the above insurance totaled $155,786 and $237,728 at December 31, 2001 and 2000, respectively.

14.  Analysis of Annuity Reserves by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves at December 31, 2001 are as follows. The Company did not write any annuity policies during 2000.

                                                                                    December 31, 2001
                                                                       -------------------- -- ---------------------
                                                                             Amount                 % of Total
------------------------------------------------------------------- -- -------------------- -- ---------------------
Subject to discretionary withdrawal:
  With market value adjustment                                          $         460,179                       17%
  At book value without adjustment
    (minimal or no charge)                                                      2,359,839                       83%
  Not subject to discretionary withdrawal                                             185                        0%
------------------------------------------------------------------- -- -------------------- -- ---------------------
Total gross and net                                                     $       2,820,203                      100%
=================================================================== == ==================== == =====================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Insurance Department of the State of New York, and is provided to reconcile annuity reserves to amounts reported in the statements of admitted assets, liabilities and surplus as of December 31:

                                                                                                     2001
---------------------------------------------------------------------------- -------------- ------------------------
Life and Accident and Health Annual Statement:
Exhibit 8, Annuities Section, Total (net)                                                       $     2,360,024
Separate Accounts Annual Statement:
Exhibit 6, Line 0299999, Column 2                                                                       460,179
---------------------------------------------------------------------------- -------------- ------------------------
Total                                                                                           $     2,820,203
============================================================================ ============== ========================

                                    F-II-17

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------
15.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations included in premiums receivable as of December 31 are as follows:

                                                        2001                                   2000
                                        ----------------------------------------------------------------------------
                 Type                          Gross          Net of Loading         Gross          Net of Loading
--------------------------------------- --------------------- ---------------- ------------------- -----------------

Ordinary new business                       $       9,563      $       17,460      $     6,536         $     3,939
Ordinary renewal                                   54,570              80,086           61,738              82,221
--------------------------------------- --------------------- ---------------- ------------------- -----------------
Totals                                      $      64,133      $       97,546      $    68,274         $    86,160
======================================= ===================== ================ =================== =================

16.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

------------------------------------------------------------------------------------- ------------------------------
For the year ended December 31, 2001:
    Premiums, considerations or deposits                                                    $       2,021,257
------------------------------------------------------------------------------------- ------------------------------

At December 31, 2001:
Reserves by valuation basis
    Market value                                                                            $         508,406
===================================================================================== ==============================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
    At book value without market value adjustment and with current surrender
    charge  <5%                                                                             $         508,406
===================================================================================== ==============================

Transfers as reported in the summary of operations of the Separate Accounts Annual Statement:
    Transfers to separate accounts                                                          $       2,021,257
    Transfers from separate accounts                                                               (1,537,257)
------------------------------------------------------------------------------------- ------------------------------
    Net transfers                                                                           $         484,000
===================================================================================== ==============================


------------------------------------------------------------------------------------- ------------------------------
Reconciliation of net transfers to/from separate accounts at December 31, 2001:
Transfers as reported in the summary of operations of the Separate Accounts
Annual Statement:

    Transfers to separate accounts                                                          $       2,021,257
    Transfers from separate accounts                                                               (1,537,257)
------------------------------------------------------------------------------------- ------------------------------
    Net transfers to/from separate accounts                                                           484,000
------------------------------------------------------------------------------------- ------------------------------
Reconciling adjustments - mortality risk charge                                                        (7,041)
------------------------------------------------------------------------------------- ------------------------------
Transfers as reported in the statutory statements of operations
  of the Company                                                                            $         476,959
===================================================================================== ==============================

                             F-II-18

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a)   Financial Statements:

          All required financial statements of the subaccounts of First Ameritas Variable Annuity Separate Account and First Ameritas Life Insurance Corp. of New York are filed in Part B. They include:

          Subaccounts of First Ameritas Variable Annuity Separate Account:

     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Statements of Net Assets as of December 31, 2001.
     -    Statements of Operations for the period ended December 31, 2001.
     -    Statements of Changes in Net Assets for the period ended December 31,
          2001.
     -    Notes to Financial Statements for the period ended December 31, 2001.

          First Ameritas Life Insurance Corp. of New York:
     -    Report of Deloitte & Touche LLP, independent auditors.
     - Statutory Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2001 and 2000.
     - Statutory Statements of Operations for the years ended December 31, 2001 and 2000.
     - Statutory Statements of Changes in Surplus for the years ended December 31, 2001 and 2000.
     - Statutory Statements of Cash Flows for the years ended December 31, 2001 and 2000.
     - Notes to the Statutory Financial Statements for the years ended December 31, 2001 and 2000.

All schedules of First Ameritas Life Insurance Corp. of New York for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

     b)  Exhibits

     Exhibit
     Number    Description of Exhibit

     (1)       Resolution of Board of Directors of First Ameritas Life
               Insurance Corp. of New York Establishing First Ameritas
               Variable Annuity Separate Account  2
     (2)       Not applicable.
     (3) (a)   Principal Underwriting Agreement.*
     (3) (b)   Form of Selling Agreement.  1
     (4)       Form of Variable Annuity Contract.  3
     (5)       Form of Application for Variable Annuity Contract.  4
     (6) (a)   Articles of Incorporation of First Ameritas Life Insurance
               Corp. of New York.  1
     (6) (b)   Bylaws of First Ameritas Life Insurance Corp. of New York.  1
     (7)       Not Applicable.
     (8)       Form of Participation Agreement (MFS, Fidelity, Alger American,
               Morgan Stanley,
               Calvert Variable Series Inc Ameritas Portfolios, Calvert Variable
               Series, Inc.).  1
               (American Century, INVESCO, Salomon Brothers, Summit, Third
               Avenue).  5
     (9)       Opinion and Consent of Counsel.
     (10)      Independent Auditors' Consent.
     (11)      Not Applicable.
     (12)      Not applicable.
     (13)      Schedule of Computation of Performance Data.  4
     (14)      Powers of Attorney   1

Footnotes to Exhibits List:

1 Incorporated by reference to the Registration Statement for First Ameritas Variable Life Separate Account File No. 333-39110 filed on June 12, 2000.
2 Incorporated by reference to the Registration Statement for First Ameritas Variable Annuity Separate Account File No.333-39240 filed on June 14, 2000.
3 Incorporated by reference to the Registration Statement for First Ameritas Variable Annuity Separate Account File No. 333-329244 filed on June 14, 2000.
4 Incorporated by reference to the Registration Statement for First Ameritas Variable Annuity Separate Account File No.333-39244 filed on October 11, 2000.
5 Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement for First Ameritas Variable Annuity Separate
     Account File No.333-39244 filed on March 1, 2002.

Item 25.        Directors and Officers of the Depositor

     Name and Principal           Position and Offices
     Business Address             with Depositor

     Kenneth C. Louis            Director, Chairman of the Board
     Mitchell F. Politzer *      Director, President and Chief Executive Officer
     Lawrence J. Arth            Director
     John P. Carsten             Director
     Phyllis J. Carsten-Boyle *  Director, Vice President - Group Operations
     Robert J. Lanik             Director
     JoAnn M. Martin             Director
     David C. Moore              Director, Executive Vice President
     David J. Myers              Director
     Tonn M. Ostergard           Director
     James E. Rembolt            Director
     Edmund G. Sullivan          Director
     Robert C. Barth             Controller
     Eldon R. Bohmont            Vice President - Individual Client Services
     Raymond M. Gilbertson       Vice President - Corporate Compliance
     William W. Lester           Treasurer
     William W. Nelson           Vice President - Group Claims
     Donald R. Stading           Vice President, Secretary and General Counsel
     Richard W. Vautravers       Corporate Actuary

Principal business address of all, except as noted, is First Ameritas Life Insurance Corp. of New York, Service Office, 5900 "O" Street, Lincoln, Nebraska 68510.

*Principal business address: First Ameritas Life Insurance Corp. of New York,
 400 Rella Blvd., Suite 304, Suffern, New York 10901-4253.

Item 26. Organizations under common control with the Depositor.

The Depositor, First Ameritas Life Insurance Corp. of New York, is wholly owned by Ameritas Life Insurance Corp. The Registrant is a segregated asset account of First Ameritas Life Insurance Corp. of New York. Organizations under common control with First Ameritas Life Insurance Corp. of New York include:

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------
Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Property & Casualty Insurance
                      Agency, Inc. (VA)................................insurance agency
                      Acacia Service Corp. (VA)........................deposit solicitation
                      Acacia Title Agency, Inc. (VA)...................title company
                  Acacia Realty Corporation (DC)                       real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer
                 The Advisors Group, Inc. (DE).........................securities broker-dealer, investment advisor
                      Advisors Group Insurance Agency of
                      Texas, Inc. (TX).................................broker-dealer insurance broker
              Acacia Insurance Agency of
                      Massachusetts, Inc. (MA).........................broker-dealer insurance broker
         The Advisors Group Insurance Agency of
                      Ohio, Inc. (OH)..................................broker-dealer insurance broker
                      The Advisors Group Insurance Agency of
                      Alabama, Inc. (AL)...............................broker-dealer insurance broker
              Acacia National Life Insurance Company (VA)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales
         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between Ameritas Life
                                                                       Insurance Corp. (61%) and AmerUs Life Insurance Company (39%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)        life insurance company
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              Ameritas Managed Dental Plan, Inc. (CA)..................managed care dental insurance company
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Policy Owners

         As of April 10, 2002 there were 4 qualified and 5 non-qualified policy owners.

Item 28. Indemnification

First Ameritas Life Insurance Corp. of New York's By-laws provide as follows:

     "Any person made or threatened to be made a party to an action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate then is or was a director, officer or employee of the Company, or then serves or has served any other corporation in any capacity at the request of the Company, shall be indemnified by the Company against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York. The provisions of this article shall not adversely affect any right to indemnification which any person may have apart from the provisions of this article."

     Section 721-726 of the New York Business Corporation Law, in general, and
Section 1216 of the New York Insurance Code allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contracts issued through First Ameritas Life Insurance Corp. of New York's First Ameritas Variable Annuity Separate Account, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, Ameritas Life Insurance Corp. Separate Account LLVL, and First Ameritas Variable Life Separate Account, and serves as the principal underwriter for variable annuity insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Life Insurance Corp. Separate Account LLVA. Ameritas Investment Corp. is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal     Positions and Offices
          Business Address       and Underwriter
          ----------------       ---------------
          Lawrence J. Arth       Director and Chairman of the Board
          William R. Giovanni    Director, President and Chief Executive Officer
          Kenneth C. Louis       Director, Senior Vice President
          Gary R. McPhail*       Director, Senior Vice President
          Thomas C. Godlasky*    Director
          Billie B. Beavers      Senior Vice President
          Michael P. Heaton      Senior Vice President
          Donald R. Stading      Secretary and General Counsel
          William W. Lester      Treasurer

Principal business address of all, except as noted is: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

* Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.

     c) As of the fiscal year ending December 31, 2001, Registrant paid the following compensation to the Principal Underwriter:

                                Net Underwriting      Compensation
          Name of Principal      Discounts and             on               Brokerage
          Underwriter (1)       Commissions (2)      Redemption (3)      Commissions (4)     Compensation (5)
          -----------------    ------------------    --------------      ---------------     ----------------
          Ameritas Investment
          Corp. ("AIC")             $45,447               $0                  $0                  $1,040

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by First Ameritas Life Insurance Corp. of New York at its Service Office at 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

    1) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

    2) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

    3) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    4) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

    5) First Ameritas Life Insurance Corp. of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, First Ameritas Variable Annuity Separate Account, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to Registration Statement Number 333-39246 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 17th day of April, 2002.

                    FIRST AMERITAS VARIABLE ANNUITY SEPARATE ACCOUNT, Registrant FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK, Depositor

                                            By: Kenneth C. Louis *
                                               ---------------------------------
                                                Chairman of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons on April 17, 2002 in the capacities and on the duties indicated.

       SIGNATURE                                            TITLE
       ---------                                            -----
Kenneth C. Louis *                      Director, Chairman of the Board

Mitchell F. Politzer *          Director, President and Chief Executive Officer

Lawrence J. Arth *                                 Director

John P. Carsten *                                  Director

Phyllis J. Carsten-Boyle *       Director, Vice President - Group Operations

Robert J. Lanik *                                  Director

JoAnn M. Martin *                                  Director

David C. Moore *                      Director, Executive Vice President

David J. Myers *                                   Director

Tonn Ostergard *                                   Director

James E. Rembolt *                                 Director

Edmund G. Sullivan *                               Director

Robert C. Barth  *                                Controller
                                        (Principal Accounting Officer)

William W. Lester *                                Treasurer
                                         (Principal Financial Officer)

/S/ Donald R. Stading           Vice President, Secretary, and General Counsel
---------------------
   Donald R. Stading

* Signed by Donald R. Stading under Powers of Attorney executed effective as of June 6, 2000.

                                  EXHIBIT INDEX

     (9)           Opinion and Consent of Counsel
     (10)          Independent Auditors' Consent